UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX-FREE FUND December 31, 2005

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value

MUNICIPAL BONDS 99.00%

Education 12.24%
Allegheny Cnty PA Higher Ed Bldg Auth Carnegie Mellon Univ	5.125%	3/1/2032	AA-	$2,000	$2,080,620
CA Edl Facs Auth Rev Univ South CA Ser A	5.00%	10/1/2033	AA+	10,000	10,437,200
DE St Econ Dev Auth Rev DE Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA	900	992,493
Dist of Columbia Rev James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A	450	481,334
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.75%	5/15/2021	A-	1,000	1,090,210
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.875%	5/15/2031	A-	1,000	1,078,610
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj(14)	6.375%	5/1/2031	AAA	2,290	2,546,182
Los Angeles CA Unif Sch Ser A(14)	5.00%	1/1/2028	AAA	4,000	4,193,320
MA St Dev Fin Agy Rev Boston Univ Ser P	5.375%	5/15/2039	A3	1,000	1,086,890
MA St Dev Fin Agy Rev Boston Univ Ser P	6.00%	5/15/2059	A3	1,000	1,155,670
MA St Hlth & Edl Fac Auth Rev Bost College Ser N(13)(14)	5.125%	6/1/2033	AAA	3,810	4,004,920
MD St Hlth & Higher Edl Facs Auth Rev MD Inst College of Art(c)	5.00%	6/1/2030	Baa1	2,500	2,536,375
MD St Hlth & Higher Edl Facs Auth Rev MD Inst College of Art(c)	5.00%	6/1/2035	Baa1	1,925	1,943,576
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	BBB	3,000	3,245,610
NJ Econ Dev Auth Rev Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	3,145	3,348,167
NY St Dorm Auth Rev Fashion Inst Tech(10)	5.50%	7/1/2030	AAA	400	431,368
OR St Hlth Hsg Ed & Cul Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-	3,800	4,099,326
TN St Sch Bd Auth Higher Edl Facs Ser A(10)	5.125%	5/1/2021	AAA	615	653,278
Tulsa OK Ind Auth Rev Ser A(14)	5.375%	10/1/2020	Aaa	3,170	3,410,096
Univ Central AR Rev Hsg Sys(10)	6.50%	1/1/2031	AAA	2,425	2,726,185

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value

Univ MA Bldg Auth Sen Comwlth Ser 4-A(14)	5.125%	11/1/2034	AAA	$5,000	$5,284,850
Univ NC Sys Pool Rev Ser A(2)	5.00%	4/1/2027	AAA	1,800	1,884,726
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,116,878
Univ VA Univ Rev Residuals Ser 856 RIBs	6.22%	6/1/2019	Aaa	1,925	2,169,513
Univ VA Univ Rev Residuals Ser 856 RIBs	6.22%	6/1/2020	Aaa	2,022	2,284,737
Univ VA Univ Rev Residuals Ser 856 RIBs	6.22%	6/1/2021	Aaa	2,122	2,389,298
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,206,293
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,234,282
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	308,752

Total					70,420,759

General Obligation 12.67%
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,158,640
Birmingham MI City Sch Dist Sch Bldg and Site(10)	5.00%	11/1/2027	AAA	7,000	7,361,410
CA St	5.10%	2/1/2034	A	4,655	4,740,838
CA St	5.25%	4/1/2034	A	7,500	7,936,050
CA St Rep	5.25%	2/1/2029	A	10,000	10,567,500
Campbell CA Unif Sch Dist Election 2002 Ser B(9)	5.50%	8/1/2033	AAA	5,000	5,494,400
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,416,670
Fairfield OH City Sch Dist Ref Sch Impt(9)	5.375%	12/1/2020	AAA	1,410	1,545,177
Foothill-De Anza CA Cmnty College Dist Cap Apprec(14)	Zero Coupon	8/1/2030	AAA	4,505	1,371,187
Jefferson Cnty AL Sch Warrants(10)	5.50%	2/15/2020	AAA	1,000	1,065,670
Lake Orion MI Cmnty Sch Dist Ser B	5.25%	5/1/2025	AA	4,900	5,160,484
Marion OH City Sch Dist Sch Fac Constr & Impt(10)	5.625%	12/1/2022	AAA	500	545,330
New York NY Ser K	5.00%	8/1/2023	A+	4,140	4,328,908
New York NY Unrefunded Bal Ser A	6.00%	5/15/2030	A+	240	262,757

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value

OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	$1,315	$1,350,952
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,851,668
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	1,010,919
Powell OH(9)	5.50%	12/1/2032	AAA	1,280	1,388,378
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,238,120
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,295,535
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,358,148
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,425,930
Richmond VA(10)	5.50%	1/15/2018	AAA	500	544,380
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2028	AAA	1,000	1,066,540
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2031	AAA	1,100	1,167,771
Washtenaw Cnty MI Multi Lake Santn Swr Sys Sylvan Twp Wtr(14)	4.75%	5/1/2021	AAA	700	715,925
Wood Cnty OH Pub Libr Impt(14)	5.875%	12/1/2022	Aaa	1,000	1,121,090
WV St Ser D(9)	6.50%	11/1/2026	AAA	2,000	2,465,640
Wyandotte Cnty KS Sch 204 Bonner Springs Ser A(10)	5.60%	9/1/2020	Aaa	855	919,681

Total					72,875,698

Healthcare 14.43%
Abag Fin Auth for Nonprofit Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,083,200
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C(9)	5.50%	6/1/2014	Aaa	1,130	1,258,470
Brazos Cnty TX Hlth Fac Dev Corp Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,605	1,659,169
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	5,000	5,093,500
Chatham Cnty GA Hosp Auth Rev Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	A-	1,990	2,107,231
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(13)(14)	5.00%	2/15/2015	AAA	1,600	1,686,432
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(13)(14)	5.00%	2/15/2016	AAA	1,000	1,049,170
CO Hlth Facs Auth Rev Catholic Hlth	5.25%	9/1/2024	AA	5,065	5,285,935

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s		Principal Amount (000)	Value

CO Hlth Fac Auth Rev Hosp Poudre Vly Hlthcare F	5.00%	3/1/2025	BBB+		$5,560	$5,620,715
CT St Hlth & Edl Facs Auth Rev Kent Sch Ser D(14)	4.375%	7/1/2023	Aaa		350	350,903
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		1,000	1,053,910
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A(14)	5.375%	6/1/2027	AAA		1,000	1,042,120
Hamilton Cnty OH Hosp Facs Cincinnati Childrens Hosp J(9)	5.25%	5/15/2034	AAA		3,395	3,590,009
Highlands Cnty FL Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A+		2,750	2,982,925
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+		10,000	10,500,900
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A(14)	Zero Coupon	10/1/2025	AAA		4,300	1,699,016
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A(14)	6.00%	7/1/2029	AAA		1,000	1,099,040
Lubbock TX Hlth Fac Dev Corp Rev Sears Plains Pj(11)	5.70%	1/20/2041	AAA		2,490	2,649,061
Minneapolis & St Paul MN Hsg Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	BBB+		2,100	2,232,762
MO St Hlth & Edl Facs Auth PA 1049 RIBs RITES(2)	7.877%	6/1/2010	AAA	(a)	855	1,094,921
MS Hosp Equip & Fac Forrest Cnty Auth Gen Hosp Pj(10)	6.00%	1/1/2030	Aaa		615	674,593
NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+		250	275,765
NH Hlth & Edl Fac Dartmouth-Hitchcock Oblig Grp(10)	5.50%	8/1/2027	AAA		3,500	3,815,455
NH Hlth & Edl Fac Exeter Pj	5.75%	10/1/2031	A+		1,550	1,641,977
NH St Hlth & Ed Concord Hosp(10)	5.50%	10/1/2021	Aaa		710	765,948
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2		3,065	3,291,197
NJ Hlthcare Facs Fin Auth Rev Hunterdon Med Ctr Ser A(c)	5.125%	7/1/2035	A-		1,000	1,027,360
OR St Hlth Hsg Ed & Cultural Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,152,840
Orange Cnty FL Hlth Fac Auth Rev Hosp Orlando Regl	5.75%	12/1/2027	A		1,000	1,075,290

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value

Plymouth MN Hlth Fac Rev West Hlth Pj Ser A(10)	6.125%	6/1/2024	AAA	$2,990	$3,021,993
RI St Hlth & Ed Bldg RI Hlth	6.50%	8/15/2032	BBB+	1,000	1,109,000
RI St Hlth & Ed Bldg Roger Williams Rlty(7)	6.50%	8/1/2029	AA	1,240	1,384,882
SC Jobs Econ Dev Auth Hosp Facs Rev	6.375%	8/1/2034	BBB+	2,000	2,204,600
St Cloud MN Hlthcare Rev Hosp Oblig Group Ser A(10)	6.25%	5/1/2018	Aaa	3,320	3,698,912
Sullivan Cnty TN Hlth Ed & Hsg Fac Bd Rev Hosp	6.25%	9/1/2022	BBB+	2,000	2,172,040
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	1,500	1,574,625

Total					83,025,866

Housing 5.67%
ID Hsg & Fin Assn SF Mtg AMT	5.25%	7/1/2033	Aaa	125	127,253
ID Hsg Agy Sing Fam Mtg Ser F AMT(5)(7)	7.45%	7/1/2015	Aaa	115	116,233
Kansas City MO Ind Dev Auth No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA	1,170	1,204,562
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA	500	514,995
LA Hsg Fin Agy Mtg Rev Sing Fam Hmownr B AMT(12)	5.80%	6/1/2036	Aaa	2,000	2,160,080
MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,254,973
MD St Cmnty Dev Admin Residential Ser F AMT	5.50%	9/1/2022	Aa2	2,500	2,562,850
Minneapolis St Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT(12)	6.25%	11/1/2030	AAA	190	201,991
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	205	210,461
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Pg A-1 AMT(12)	5.90%	9/1/2035	AAA	2,000	2,143,280
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT(12)	6.25%	3/1/2031	AAA	145	147,111
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA	425	121,146

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MT St Bd Hsg Sing Fam Mtg Ser A-1(5)(7)	6.05%	12/1/2037	AA+	$4,255	$4,399,457
MT St Bd Hsg Sing Family Mtg Ser A-1 AMT	5.60%	12/1/2035	AA+	5,000	5,327,300
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA	460	466,886
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT(12)	6.00%	12/1/2018	Aaa	280	284,060
OK Hsg Fin Agy Sing Fam Mtg Ser B-1(12)	5.30%	9/1/2026	Aaa	60	61,511
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1(12)	Zero Coupon	3/1/2029	Aaa	2,400	708,360
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,270	365,239
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser D-2 AMT(12)	Zero Coupon	9/1/2030	Aaa	1,190	257,766
OR St Hsg & Cmnty Svcs Dept Mtg Rev Sin Fam Ser A	4.50%	1/1/2023	Aa2	1,340	1,336,047
Pinellas Cnty FL Hsg Fin Auth Sing Fam Hsg Rev Multi Cnty Pg Ser A1 AMT(12)	5.50%	9/1/2035	Aaa	980	1,036,821
Prince Georges Cnty MD Hsg Sing Fam Ser A AMT(6)(12)	6.15%	8/1/2019	AAA	15	15,628
VT Hsg Fin Agy Sing Fam Hsg Ser 16-A AMT(10)	5.50%	11/1/2021	AAA	2,125	2,186,774
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA	2,345	2,382,848

Total					32,593,632

Industrial 0.97%
Clark Cnty NV Indl Dev Rev Ser C AMT(2)	5.95%	12/1/2038	AAA	3,320	3,628,627
Jacksonville FL Swr & Solid Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A+	500	512,555
RI St Econ Dev Providence Place Mall(15)	6.125%	7/1/2020	AA	550	607,948
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	650	854,679

Total					5,603,809

Lease 3.29%
AZ St Ser A COP(14)	5.00%	11/1/2020	AAA	200	209,924
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(14)	5.75%	12/1/2018	Aaa	555	590,459

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Bemidji MN Lease Rev MN St Bureau Criminal Appreh(14)	5.75%	12/1/2019	Aaa		$315	$335,125
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+		2,250	2,439,023
Grand Rapids MI Pub Sch(14)	5.00%	11/1/2021	AAA		250	262,802
Greenville Cnty SC Sch Dist Installment Pur Ref Bldg	5.50%	12/1/2028	AA-		5,500	5,924,655
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	Aa1		1,000	1,110,990
Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+		1,750	1,763,685
Murray City UT Muni Bldg Auth Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa		2,925	3,115,213
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj(17)	5.00%	3/1/2022	AAA		1,000	1,045,650
St Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+		1,000	1,048,710
West Vly City UT Muni Bldg(2)	5.50%	8/1/2027	AAA		1,000	1,083,500

Total						18,929,736

Miscellaneous 6.53%
AZ Tourism & Sports Auth Tax Rev Multipurpose Stadium Fac Ser A(14)	5.00%	7/1/2031	Aaa		670	701,503
George L Smith II GA World Congress Ctr Auth Rev AMT(14)	5.75%	7/1/2015	AAA		1,500	1,610,475
George L Smith II GA World Congress Ctr Rev AMT(14)	5.50%	7/1/2020	AAA		700	743,862
LA Loc Govt Env Fac Pkg Fac Garage Pj Ser A(2)	5.375%	10/1/2026	AAA		1,500	1,589,730
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events(14)	5.00%	12/15/2019	AAA		750	791,348
MA St Wtr Pollutn Abatement Tr PA 1221 RIBs RITES	6.139%	8/1/2011	AAA	(b)	4,500	5,119,290
Memphis-Shelby Cnty TN Sports Memphis Arena Pj(2)	5.25%	11/1/2023	AAA		1,765	1,891,127
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(9)	5.629%	4/1/2014	AAA		3,300	3,300,000
New York Convention Ctr Dev Corp NY Rev Hotel Unit Fee Secd(2)	5.00%	11/15/2025	AAA		2,375	2,513,225
Omaha Convention Hotel Corp PA 1078 RIBs RITES(2)	5.866%	4/1/2010	AAA	(a)	5,000	5,441,000
Portland OR Urb Ren & Redev Downtown Wtrfront Ref Ser A(2)	5.50%	6/15/2020	Aaa		650	701,389

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Portland OR Urb Ren & Redev Downtown Wtrfront Ref Ser A(2)	5.75%	6/15/2019	Aaa	$1,500	$1,641,540
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	5,000	5,172,950
Univ FL Res Fndtn Inc Cap Impt Rev(2)	5.125%	9/1/2033	Aaa	4,000	4,125,320
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant	5.00%	3/1/2025	A	980	1,013,065
Westminster CO Sales & Use Tax Ref Rev(2)	5.25%	12/1/2022	AAA	1,090	1,168,742

Total					37,524,566

Power 1.63%
Grant Cnty WA Pub Util Dist No 2 Pr Rap Hydro 2nd Ser B AMT(14)	5.375%	1/1/2018	AAA	300	316,041
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-A1(10)	5.25%	7/1/2020	AAA	2,600	2,774,564
Sacramento CA Muni Util Dist Ref Ser T(9)	5.00%	5/15/2030	AAA	5,000	5,236,200
SC St Pub Svc(10)	5.25%	1/1/2019	AAA	950	1,027,558

Total					9,354,363

Pre-Refunded 17.83%
Akron OH Impt	5.80%	11/1/2020	AA-	575	638,859
Athens OH City Sch Dist Fac Constr & Impt(10)	6.00%	12/1/2024	AAA	500	560,815
Baltimore MD Rev Wtr Pj Ser A(10)	6.00%	7/1/2018	AAA	285	315,358
Baltimore MD Rev Wtr Pj Ser A(10)	6.00%	7/1/2020	AAA	275	304,293
Boise City ID Lease Rev Urban Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	8,172,906
Brighton Twp MI San Sew Drainage Dist(10)	5.25%	10/1/2018	AAA	1,615	1,709,881
Broad River NC Wtr Auth Wtr Sys Rev(14)	5.375%	6/1/2026	Aaa	400	435,160
Canton OH Sch Dist Var Purp Ser A(14)	5.625%	12/1/2023	AAA	2,900	3,179,560
Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(14)	5.25%	9/1/2020	Aaa	320	350,986
CO Hlth Facs Auth Rev Hosp Portercare Adventis Hlth	6.625%	11/15/2026	A+	2,000	2,333,240
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86-A ETM(14)	Zero Coupon	8/1/2015	AAA	1,000	560,130

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Culpeper Cnty VA Sch(10)	6.00%	1/15/2021	AAA	$690	$763,292
Dallas TX	5.75%	2/15/2020	AA+	1,615	1,753,599
Dallas TX Indpt Sch Dist PSF GTD	5.50%	2/15/2017	AAA	5,000	5,513,900
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA	6,215	6,877,022
Detroit MI Wtr Supply Sys Sr Lien Ser A(9)	5.75%	7/1/2028	AAA	1,500	1,674,030
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,896,410
Georgetown Cnty SC Sch Dist(10)	5.25%	3/1/2020	AAA	2,485	2,683,527
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A	2,500	2,855,900
IA Fin Auth Rev ETM	5.25%	8/15/2021	Aa2	235	240,031
Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp(15)	6.125%	10/1/2023	AA	680	751,760
Lane Cnty OR Sch Dist No 052	5.625%	6/15/2020	Aa3	800	872,144
Lauderdale Cnty & Florence AL Hlthcare Auth Rev(14)	5.75%	7/1/2019	AAA	2,000	2,117,140
Linn Cnty OR Sch Dist No 55(10)	5.50%	6/15/2025	AAA	1,935	2,123,275
Linn Cnty OR Sch Dist No 55 Sweet Home(10)	5.50%	6/15/2020	AAA	1,000	1,097,300
Linn Cnty OR Sch Dist No 55 Unrefunded Bal(10)	5.50%	6/15/2025	AAA	310	340,163
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A	1,000	1,133,510
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A ETM	6.00%	12/1/2024	AA	100	109,265
MD St Hlth & Higher Edl Facs Auth Rev Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,226,081
Mesa AZ Indl Dev Auth Discovery Hlth Sys Ser A(14)	5.75%	1/1/2025	AAA	750	819,135
New York NY Ser A	6.00%	5/15/2030	A+	1,935	2,154,758
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	2,550	2,819,076
NM St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-	2,000	2,204,520
North Providence RI Ser A(14)	6.125%	7/1/2016	AAA	1,410	1,495,333

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Paragould AR Wtr Swr & Elec Rev(2)	5.65%	12/1/2025	AAA		$615	$674,975
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA		550	607,233
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2030	AAA		1,200	1,325,040
Phoenix AZ Civic Impt Corp(9)	6.00%	7/1/2024	AAA		2,400	2,676,240
Providence RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	455,218
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2020	AAA		1,210	1,339,688
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2028	AAA		1,200	1,323,360
SC Jobs Econ Dev Auth Hosp Fac Rev	7.375%	12/15/2021	AAA	(a)	2,000	2,365,640
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2018	AAA		5,065	5,438,240
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2019	AAA		2,990	3,210,333
Sunman Dearborn IN Inter Sch Bldg Corp First Mtg(9)	5.00%	1/15/2021	AAA		1,105	1,190,626
Teays Vly OH Loc Sch Dist Sch Facs Constr & Impt(9)	5.375%	12/1/2020	Aaa		500	542,610
TN St Sch Bd Auth Higher Edl Facs Ser A	5.625%	5/1/2030	AA-		150	163,365
Triborough Brdg & Tunl Auth NY Revs Gen Purp A(13)(14)	5.00%	1/1/2032	AAA		9,640	10,409,754
VA St Pub Bldg Auth Pub Fac Rev Ser A	5.75%	8/1/2020	AA+		600	657,360
White Hsg Util Dist TN Robertson/Sumner Cntys Wtr/Swr(10)	6.00%	1/1/2026	Aaa		1,090	1,195,305
Whitehall MI Dist Sch	5.50%	5/1/2019	AA		1,400	1,542,380
WV St St Road(14)	5.75%	6/1/2025	AAA		1,800	1,981,728
York Cnty VA Swr Rev	5.875%	6/1/2024	Aa3		330	359,542

Total						102,540,996

Resource Recovery 0.22%
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		1,245	1,259,890

Sales Tax 0.97%
Grand Forks ND Sales Tax Rev Ref Alerus Pj Ser A(14)	4.50%	12/15/2029	Aaa		5,640	5,598,997

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Special Tax 1.08%
Ernest N Morial New Orleans LA Exhibit Hall Auth Spl Tax RIBs	6.836%	7/15/2028	AAA	$5,000	$5,448,300
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax B No 1998-1(10)	5.25%	9/1/2028	AAA	355	371,067
San Juan Cnty NM Tax/Motor Ref & Impt(13)(14)	5.25%	5/15/2022	AAA	390	419,016

Total					6,238,383

Toll Roads 1.30%
NJ St Tpk Auth Rev Rols RR II R 323 RIBs(2)	6.359%	1/1/2035	Aaa	7,000	7,469,700

Transportation 11.28%
Billings MT Arpt Rev AMT(14)	6.10%	7/1/2016	AAA	190	209,675
Billings MT Arpt Rev AMT(14)	6.20%	7/1/2020	AAA	2,775	3,068,817
Chicago IL O Hare Intl Arpt Rev Gen Arpt Third Lien Ser A(14)	5.25%	1/1/2026	AAA	4,000	4,282,440
FL St Tpk Auth Tpk Rev Dept Transn Ser A(2)	5.00%	7/1/2026	AAA	6,180	6,552,839
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(9)	5.50%	7/1/2012	AAA	1,610	1,739,251
LA St Transn Auth Toll Rev Sr Lien LA 1 Pj Ser A(2)	4.50%	12/1/2030	AAA	6,620	6,493,293
Metropolitan Transn Auth NY Rev Ser B	5.00%	11/15/2031	A	10,250	10,629,148
Metropolitan Washington DC Arpt Auth Sys Ser A AMT(14)	5.00%	10/1/2035	AAA	5,000	5,139,400
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT(17)	5.00%	10/1/2037	AAA	7,575	7,714,835
Muni Secs Trust Ctfs Ser 7006 Tr Ctf Cl B RIBs(2)	6.185%	1/1/2031	Aaa	6,250	7,052,875
NY New York City Indl Dev Agy Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	4,750	5,038,467
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,382,650
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3	1,025	1,039,165
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA	495	521,819

Total					64,864,674

Water/Sewer 8.89%
CA St Dept Wtr Res Wtr Rev Central Vly Pj Ser AD(10)	5.00%	12/1/2026	AAA	5,000	5,284,100

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(14)	5.25%	9/1/2021	Aaa	$1,025	$1,097,929
CO Wtr Res & Pwr Dev Parker Wtr & San Dist(14)	5.125%	9/1/2034	AAA	8,350	8,830,626
Gainesville GA Wtr & Sew Rev(10)	5.375%	11/15/2020	AAA	2,900	3,148,936
Gautier MI Util Dist Util Sys Rev Ref(9)	5.125%	3/1/2019	Aaa	425	450,360
Grand Forks ND Wtr Rev Ser D(14)	5.375%	9/1/2020	Aaa	1,150	1,230,615
Iowa City IA Swr Rev(10)	5.375%	7/1/2020	Aaa	620	655,569
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,200,733
Midlothian TX Wtr Dist(10)	Zero Coupon	9/1/2022	AAA	2,000	904,720
NY New York City Muni Wtr Fin	5.125%	6/15/2031	AA+	5,000	5,217,950
OR St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A(14)	5.50%	1/1/2017	AAA	570	602,923
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,534,315
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,279,240
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,815,776
SD Conservancy Dist Rev Clean Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	519,420
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,053,220
WV St Wtr Dev Auth Rev Loan Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,629,759
WV Wtr Dev Auth Infra Rev Ser A(2)	5.50%	10/1/2023	AAA	900	994,392
WV Wtr Dev Auth Infra Rev Ser A(10)	5.625%	10/1/2026	AAA	1,555	1,679,011

Total					51,129,594
Total Municipal Bonds (cost $537,159,973)					569,430,663

	Shares
	(000)

SHORT-TERM INVESTMENTS 0.80%

Money Market Mutual Funds 0.80%

Dreyfus Municipal Cash Management Plus	4,613	4,613,321

SSgA Tax Free Money Market Fund	6	5,580

Total Short-Term Investments (cost $4,618,901)		4,618,901
Total Investments in Securities 99.80% (cost $541,778,874)		574,049,564

Cash and Other Assets in Excess of Liabilities 0.20%		1,132,231

Net Assets 100.00%		$575,181,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX-FREE FUND December 31, 2005

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

MUNICIPAL BONDS 98.10%

Education 14.98%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3		$500	$521,030
CA Edl Facs Auth Rev Res Ctfs Ser 113 RIBs	6.565%	12/1/2027	AAA		2,525	2,715,739
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2021	A1		425	445,659
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1		1,145	1,197,773
CA Edl Facs Auth Rev Univ of San Diego(2)	5.00%	10/1/2028	Aaa		1,250	1,294,888
CA Edl Facs Auth Rev Unrefunded Univ San Francisco(14)	6.00%	10/1/2016	AAA	(a)	45	46,796
CA Edl Facs Auth Rev Unrefunded Univ San Francisco(14)	6.00%	10/1/2026	AAA		1,575	1,637,858
Golden Vly Unif Sch Dist Fin Pj(2)	5.35%	7/1/2027	AAA		2,250	2,343,465
Los Angeles CA Unif Sch Dist Admin Bldg Pj Ser COP(2)	5.00%	10/1/2031	AAA		3,025	3,119,047
Los Angeles CA Unif Sch Dist Ser A(10)	5.00%	7/1/2022	AAA		1,500	1,584,510
Los Angeles CA Unif Sch Dist Ser A(14)	5.00%	1/1/2028	AAA		1,895	1,986,585
San Rafael CA City Elem Sch(9)	4.50%	2/1/2030	AAA		520	515,455
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D(9)	Zero Coupon	8/1/2028	AAA		1,000	336,790
Univ CA Rev Multi Purp Ser K	5.25%	9/1/2024	AA		1,545	1,616,178
Univ CA Revs Res Facs Ser E(2)	5.00%	9/1/2031	AAA		2,000	2,082,520
Univ CA Revs Ltd Pj Ser B(10)	5.00%	5/15/2033	AAA		3,000	3,126,750
Univ CA Revs Res Multi Purp Pj Ser Q(10)	5.00%	9/1/2031	AAA		2,000	2,082,160

Total						26,653,203

General Obligation 19.56%
Antelope Vly CA Unif High Sch(14)	5.00%	8/1/2022	AAA		2,080	2,199,350
Barstow CA Unif Sch Dist Ser A(9)	5.00%	8/1/2026	Aaa		2,500	2,619,600
Berryessa CA Unif Sch Dist Election of 1999 Ser B(10)	5.25%	8/1/2019	AAA		1,015	1,099,671
CA St	5.10%	2/1/2034	A		3,900	3,971,916
CA St for Previous Veterans Ser BJ Rmkt AMT	5.70%	12/1/2032	AA-		640	651,098

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

CA St Ref(9)	5.25%	9/1/2030	AAA	$890	$937,944
CA St Var Purp	5.25%	11/1/2027	A	520	552,843
Capistrano CA Unif Sch Dist Fac Impt Dist No 001 Ser A(9)	6.00%	8/1/2024	AAA	2,500	2,768,675
Escondido CA Unif Sch Dist Ser A(10)	5.25%	8/1/2022	AAA	2,000	2,153,940
Franklin-McKinley CA Sch Dist Ser B(10)	5.00%	8/1/2027	AAA	675	707,913
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(9)	5.00%	8/1/2024	AAA	1,060	1,113,201
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(9)	5.25%	8/1/2022	AAA	1,230	1,328,375
Montebello CA Unif Sch Dist(10)	5.00%	8/1/2020	AAA	350	371,207
Mount Pleasant CA Elem Sch Dist 1998 Election Ser C(10)	5.50%	3/1/2026	AAA	465	508,701
Oak Grove CA Sch Dist Ref(14)	5.00%	8/1/2024	AAA	3,140	3,326,076
Oak Vly CA Hosp Dist Election 2004(9)	5.00%	7/1/2033	Aaa	500	518,740
Oxnard CA Unif High Sch Dist Ref Ser A(14)	6.00%	2/1/2020	AAA	650	765,291
Oxnard CA Unif High Sch Dist Ref Ser A(14)	6.20%	8/1/2030	AAA	3,000	3,531,810
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,305,920
Pomona CA Unif Sch Dist(14)	6.15%	8/1/2030	AAA	1,000	1,221,260
Pomona CA Unif Sch Dist Ser A(14)	6.55%	8/1/2029	AAA	1,000	1,291,600
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	995	1,032,999
Riverside CA Cmnty College Dist Unrefunded Bal Ser A(14)	5.50%	8/1/2029	AAA	15	16,550
Ventura CA Unif Sch Dist Ref(10)	5.125%	8/1/2028	AAA	750	809,475

Total					34,804,155

Healthcare 2.66%
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A+	1,300	1,374,048
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	689,085
CA Infrastr & Econ Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3	1,500	1,594,635

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	$500	$522,160
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	556,575

Total					4,736,503

Lease 9.11%
CA St Pub Wk Bd Lease Rev Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,068,680
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA	600	641,364
Orange Cnty CA Recovery Partn Residual Ser 128 COP RIBs(14)	7.915%	7/1/2019	Aaa	2,500	2,664,800
Palm Springs CA Fin Auth Convention Ctr Pj Ser A(14)	5.50%	11/1/2035	AAA	1,000	1,109,600
Plumas Cnty CA Cap Impt Pg Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,474,446
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,720,565
San Francisco CA City & Cnty San Bruno Jail No 3(2)	5.25%	10/1/2033	AAA	5,000	5,274,100
Santa Ana CA Unif Sch Dist Fin Pj COP(10)	Zero Coupon	4/1/2019	AAA	2,295	1,269,984

Total					16,223,539

Miscellaneous 2.05%
CA Infrastr & Econ Bk Rev YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	2,000	2,136,980
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,075,820
Oakland CA JT Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	405	429,733

Total					3,642,533

Power 2.07%
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A(13)(14)	5.00%	7/1/2024	AAA	850	881,059
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,561,740
Puerto Rico Elec Pwr Auth Ref Rev Ser II(10)	5.125%	7/1/2026	AAA	500	532,095
Shasta CA JT Pwrs Fin Auth Cnty Admin Bldg Pj Ser A(14)	5.25%	4/1/2023	AAA	675	720,974

Total					3,695,868

See Notes to Schedule of Investments.

3

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Pre-Refunded 16.91%
Anaheim CA Unif High Sch Dist Ser A(10)	5.00%	8/1/2025	AAA		$785	$853,578
CA Edl Facs Auth Rev Pepperdine Univ	5.75%	9/15/2030	A1		2,000	2,147,300
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3		3,000	3,352,320
CA Edl Facs Auth Rev Univ San Francisco(14)	6.00%	10/1/2016	AAA(a	)	30	31,211
CA Edl Facs Auth Rev Univ San Francisco(14)	6.00%	10/1/2026	AAA		990	1,029,966
CA Infrastr & Econ Dev Bk Rev Asian Museum Fndtn(14)	5.25%	6/1/2030	AAA		115	119,392
CA St Univ Fndtn Rev Monterey Bay(14)	5.30%	6/1/2022	AAA		250	273,008
CA St Univ Fndtn Rev Sacramento Auxiliary Ser A(14)	5.50%	10/1/2027	AAA		400	447,632
CA Statewide Cmntys Dev Auth Auxiliary Fndtn CA St Univ COP(14)	5.20%	6/1/2024	AAA		525	556,658
Centinela Vly CA Unif High Sch Election 2000 Ser D ETM(9)	5.25%	8/1/2024	AAA		1,145	1,236,577
El Monte CA City Sch Dist Ser A(10)	6.25%	5/1/2025	AAA		1,230	1,386,185
Fremont CA Unif High Sch Dist Santa Clara Cnty Ser B(9)	5.25%	9/1/2025	AAA		1,000	1,082,570
Los Angeles CA Unif Sch Dist Ser D(9)	5.375%	7/1/2025	AAA		1,000	1,085,040
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM(14)	6.75%	7/1/2020	AAA		915	1,095,118
Orange Cnty CA Recovery Partn Ser A(14)	6.00%	7/1/2026	AAA		750	775,170
Pittsburg CA Unif Sch Dist Ser E(10)	6.00%	8/1/2024	AAA		1,380	1,488,068
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	AAA		505	552,702
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA		1,400	1,564,220
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa		750	824,505
Riverside CA Cmnty College Ser A(14)	5.50%	8/1/2029	AAA		1,340	1,519,975
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA		2,000	2,154,680
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA		900	969,606

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Santa Cruz CA City Elem Sch Dist Ser B(9)	6.00%	8/1/2029	AAA	$2,500	$2,774,600
Santa Cruz CA City High Sch Ser B(9)	6.00%	8/1/2029	AAA	1,000	1,109,840
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,660,005

Total					30,089,926

Resource Recovery 2.35%
CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT(14)	5.35%	12/1/2016	AAA	2,000	2,149,980
CA Pollutn Ctrl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	983,190
CA Pollutn Ctrl Fin Auth Solid Waste Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,051,310

Total					4,184,480

Special Tax 9.92%
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A(14)	5.25%	9/1/2026	AAA	5,500	5,801,895
Culver City CA Redev Agy Ref Tax Alloc Redev Pj A(2)	4.25%	11/1/2020	AAA	110	110,075
Culver City CA Redev Agy Ref Tax Alloc Redev Pj A(2)	4.25%	11/1/2021	AAA	290	288,663
Irvine CA Uni Sch Dist Fing Auth Spl Tax Ser A(2)	5.00%	9/1/2030	AAA	1,500	1,567,695
Lafayette CA Redev Agy Tax Alloc Redev Pj(15)	5.00%	8/1/2035	AA	1,000	1,023,650
Riverside Cnty CA Redev Agy Tax Alloc Jupura Vly Pj(2)	5.25%	10/1/2035	AAA	2,000	2,125,180
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	3,985	4,353,931
South Orange Cnty CA Pub Fing Auth Spl Tax Rev Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA	310	309,780
South Orange Cnty CA Pub Fing Auth Spl Tax Rev Ladera Ranch Ser A(2)	5.00%	8/15/2032	AAA	2,000	2,070,920

Total					17,651,789

Transportation 7.56%
Bay Area Govt Assn CA Rev Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,078,180
Fresno CA Arpt Rev Ser A(10)	5.50%	7/1/2030	AAA	1,500	1,610,565
Port Oakland CA Port Rev Ser J(14)	5.50%	11/1/2026	AAA	5,000	5,290,600

See Notes to Schedule of Investments.

5

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Puerto Rico Comwlth Hwy & Transn Auth Ser G(9)	5.25%	7/1/2021	AAA	$1,000	$1,085,590
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.00%	7/1/2036	BBB+	210	210,851
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA	490	516,548
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT(10)	5.75%	1/1/2014	AAA	500	534,370
San Francisco CA City & Cnty Ref Second Ser 28B(14)	5.25%	5/1/2023	AAA	2,000	2,126,840

Total					13,453,544

Water/Sewer 10.93%
CA Statewide Cmntys Dev Auth Wtr Rev Pooled Fin Pg Ser C(10)	5.25%	10/1/2034	AAA	500	534,690
CA St Dept Wtr Res Wtr Rev Central Vly Pj Ser AD(10)	5.00%	12/1/2026	AAA	2,135	2,256,311
Clovis CA Pub Fin Auth Wastewtr Rev(14)	5.25%	8/1/2030	Aaa	1,305	1,404,585
El Monte CA Wtr Auth Rev(2)	5.60%	9/1/2029	AAA	2,000	2,178,580
Imperial CA Ref Wtr Fac COP(9)	5.00%	10/15/2020	AAA	3,250	3,434,047
Orange Cnty CA Santn Dist COP(9)	5.25%	2/1/2027	AAA	4,265	4,569,905
Oxnard CA Fin Auth Wastewtr Redwood Trunk Swr & Headwk A(9)	5.25%	6/1/2034	AAA	2,000	2,134,220
San Luis Opispo Cnty CA Ser A(14)	5.375%	8/1/2030	AAA	1,800	1,904,742
Western Riverside Cnty CA Wtr & Wastewtr Fin Auth Eastern Muni Wtr Dist Impt A	5.00%	9/1/2030	A-	1,000	1,029,270

Total					19,446,350
Total Municipal Bonds (cost $165,774,946)					174,581,890

	Shares
	(000)

SHORT-TERM INVESTMENT 0.79%

Money Market Mutual Fund 0.79%

Dreyfus General CA Municipal Money Market Fund Class A (cost $1,401,542)	1,402	1,401,542

Total Investments in Securities 98.89% (cost $167,176,488)		175,983,432

Cash and Other Assets in Excess of Liabilities 1.11%		1,975,544

Net Assets 100.00%		$177,958,976

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

CONNECTICUT TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 98.14%

Education 16.03%
CT St Hlth & Edl Facs Auth Rev CT College Ser E(14)	5.25%	7/1/2022	AAA	$400	$432,612
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E(9)	5.00%	11/1/2033	AAA	750	780,263
CT St Hlth & Edl Facs Auth Rev Gunnery Sch(15)	5.35%	7/1/2031	AA	695	735,560
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch(2)	4.00%	7/1/2022	Aaa	820	801,583
CT St Hlth & Edl Facs Auth Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A+	3,200	3,444,448
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,308,962
CT St Hlth & Edl Facs Auth Rev Suffield Academy Ser A(14)	5.40%	7/1/2027	AAA	1,350	1,417,176
CT St Hlth & Edl Facs Auth Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,052,840
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.25%	7/1/2019	Aa3	200	213,092
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	Aa3	210	220,221
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E(15)	5.25%	7/1/2032	AA	2,900	3,056,339
CT St Hlth & Edl Facs Auth Rev Unrefunded Bal Sacrd Hrt Ser C	6.50%	7/1/2016	BBB-	275	283,143
Univ CT Ser A(14)	5.125%	2/15/2021	AAA	675	722,000

Total					14,468,239

General Obligation 18.06%
Bridgeport CT Ser C(9)	4.75%	8/15/2021	AAA	1,000	1,025,690
Bridgeport CT Ser C(9)	5.00%	8/15/2020	AAA	500	522,330
CT St Ser D(14)	5.00%	12/1/2024	AAA	1,000	1,062,710
Hartford Cnty CT Met Dist(2)	5.00%	5/1/2024	AAA	500	528,830
Montville CT	6.70%	6/15/2009	Aa3	550	608,701
Montville CT	6.70%	6/15/2010	Aa3	575	650,871
New Haven CT Unrefunded Bal Ser A(2)	5.00%	11/1/2021	AAA	970	1,027,958

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

New Haven CT Unrefunded Bal Ser B(9)	5.00%	11/1/2019	AAA	$560	$599,469
New Haven CT Unrefunded Bal Ser C(14)	5.00%	11/1/2021	AAA	1,660	1,765,875
Puerto Rico Comwlth Pub Impt	Zero Coupon	7/1/2018	BBB	2,035	1,178,794
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2023	BBB	2,300	2,422,084
Puerto Rico Comwlth Unrefunded Bal Pub Impt(10)	5.125%	7/1/2030	AAA	945	991,702
Redding CT	6.60%	4/15/2010	Aa1	100	112,803
Waterbury CT(10)	5.125%	4/1/2022	AAA	2,250	2,385,855
Waterbury CT Ser A(10)	5.00%	4/1/2019	AAA	1,250	1,320,462
West Haven CT(14)	6.50%	6/15/2006	AAA	100	101,450

Total					16,305,584

Healthcare 12.24%
CT St Dev Auth Rev Duncaster Inc Pj(15)	5.125%	8/1/2022	AA	235	247,077
CT St Health & Edl Eastern CT Health Network C(15)	5.125%	7/1/2030	AA	500	518,440
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A(14)	6.625%	7/1/2018	AAA	1,250	1,273,662
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B(15)	5.50%	7/1/2021	AA	1,000	1,090,920
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F(14)	5.625%	11/15/2020	AAA	325	350,487
CT St Hlth & Edl Facs Auth Rev Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	1,000	1,080,060
CT St Hlth & Edl Facs Auth Rev CT College Ser E(14)	5.00%	7/1/2032	AAA	1,050	1,100,053
CT St Hlth & Edl Facs Auth Rev Griffin Hosp Ser B(15)	5.00%	7/1/2023	Aa3	500	521,880
CT St Hlth & Edl Facs Auth Rev Kent Sch Ser D(14)	4.375%	7/1/2023	Aaa	500	501,290
CT St Hlth & Edl Facs Auth Rev St Francis Hosp & Med(15)	5.00%	7/1/2022	AA	1,000	1,044,410
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C(15)	5.75%	7/1/2029	AA	650	687,564
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G(10)	5.00%	7/1/2035	AAA	2,500	2,629,200

Total					11,045,043

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Housing 0.59%
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg(2)	5.85%	6/15/2030	AAA	$500	$529,740

Industrial 0.56%
CT St Dev Auth Govt Lease Rev(14)	6.60%	6/15/2014	AAA	500	505,775

Miscellaneous 2.32%
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H(14)	4.75%	7/1/2023	AAA	1,030	1,067,121
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB	1,000	1,030,450

Total					2,097,571

Power 7.52%
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,561,740
Puerto Rico Elec Pwr Auth Ref Rev Ser II(10)	5.125%	7/1/2026	AAA	2,925	3,112,756
Puerto Rico Elec Pwr Auth Ref Rev Ser II	5.25%	7/1/2031	A-	1,000	1,044,000
Puerto Rico Elec Pwr Auth Ref Ser HH(10)	5.25%	7/1/2029	AAA	1,000	1,072,050

Total					6,790,546

Pre-Refunded 28.40%
CT St Hlth & Edl Facs Auth Rev Sacred Heart Ser C	6.50%	7/1/2016	BBB-	725	750,172
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(14)	5.25%	7/1/2019	AAA	600	642,582
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(14)	5.50%	7/1/2029	AAA	1,235	1,332,738
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	3,001,075
CT St Hlth & Edl Facs Auth Rev Trinity College Ser E(14)	5.875%	7/1/2026	AAA	1,090	1,125,381
CT St Hlth & Edl Facs Auth Rev Univ New Haven Issue D(a)(1)(3)	6.70%	7/1/2026	AAA	1,000	1,036,180
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,092,730
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,107,500
CT St Ser B	5.60%	6/15/2020	Aa3	250	270,680
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,615,725

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	$1,000	$1,160,080
New Haven CT Ser A ETM(2)	5.00%	11/1/2021	AAA	30	31,646
New Haven CT Ser C ETM(14)	5.00%	11/1/2021	AAA	10	11,077
Puerto Rico Comwlth	6.00%	7/1/2026	AAA	1,000	1,054,700
Puerto Rico Comwlth Bal Pub Impt(10)	5.125%	7/1/2030	AAA	1,505	1,628,500
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,088,690
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	670	725,865
Puerto Rico Comwlth Pub Impt Ser A(9)	5.00%	7/1/2032	AAA	4,285	4,642,283
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	824,505
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	171,287
Univ CT Rev Student Fee Ser A(9)	5.75%	11/15/2020	AAA	205	227,468
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	437,069
Univ CT Rev Student Fee Ser A(9)	6.00%	11/15/2025	AAA	500	560,345
Univ CT Ser A(9)	5.625%	3/1/2020	AAA	1,000	1,094,600

Total					25,632,878

Resource Recovery 1.16%
Stamford CT Wtr Pollutn Ctrl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,047,580

Transportation 5.62%
CT St Spl Tax Oblig Rev PA 1039 R-A RIBs RITES(10)	6.389%	1/1/2010	AAA	500	601,900
CT St Spl Tax Oblig Rev PA 1039 R-B RIBs RITES(10)	6.389%	1/1/2010	AAA	785	929,785
CT St Spl Tax Oblig Rev PA 1039 R-C RIBs RITES(10)	5.639%	7/1/2017	AAA	2,250	2,497,050
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(10)	5.00%	7/1/2032	AAA	1,000	1,041,560

Total					5,070,295

Water/Sewer 5.64%
CT St Dev Auth Wtr Bridgeport AMT(2)(16)	6.15%	4/1/2035	AAA	500	524,345
South Cent CT Regl Wtr Auth Wtr Sys Rev 18th Ser A(14)	5.00%	8/1/2025	AAA	300	316,017

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

South Cent CT Regl Wtr Auth Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	$1,000	$1,073,050
South Cent CT Regl Wtr Auth Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,074,360
South Cent CT Regl Wtr Auth Wtr Sys Rev 20th Ser(14)	5.00%	8/1/2035	AAA	2,000	2,099,240

Total					5,087,012
Total Municipal Bonds (cost $83,530,149)					88,580,263

	Shares
	(000)
SHORT-TERM INVESTMENT 0.01%

Money Market Mutual Fund 0.01%
Dreyfus CT Municipal Cash Management (cost $6,100)	6	6,100

Total Investments in Securities 98.15% (cost $83,536,249)		88,586,363

Other Assets in Excess of Liabilities 1.85%		1,671,545

Net Assets 100.00%		$90,257,908

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

HAWAII TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 98.89%

Education 6.49%
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	$1,000	$1,013,960
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	385,320
Univ HI Univ Sys Rev(9)	5.125%	7/15/2032	AAA	1,000	1,046,510
Univ HI Univ Sys Rev Ser A(9)	5.50%	7/15/2029	AAA	2,500	2,701,625

Total					5,147,415

General Obligation 28.64%
HI Cnty HI Ser A(10)	5.00%	7/15/2023	AAA	1,000	1,048,530
HI Cnty HI Ser A(14)	5.00%	7/15/2024	AAA	1,000	1,050,250
HI Cnty HI Ser A(14)	5.25%	7/15/2023	AAA	595	644,260
HI Cnty HI Ser A(9)	5.50%	7/15/2017	AAA	1,045	1,132,811
HI Cnty HI Ser A(9)	5.60%	5/1/2013	AAA	1,780	1,992,674
HI Cnty HI Ser A(10)	5.625%	5/15/2019	AAA	545	584,812
HI St Ser BZ	6.00%	10/1/2010	Aa2	500	555,500
HI St Ser BZ	6.00%	10/1/2012	Aa2	500	569,925
HI St Ser CA(9)	8.00%	1/1/2013	AAA	2,000	2,515,540
HI St Ser CZ(10)	5.25%	7/1/2018	AAA	1,000	1,074,950
HI St Ser DE(14)	5.00%	10/1/2024	AAA	1,000	1,051,220
HI St Unrefunded Bal Ser CP(9)	5.00%	10/1/2016	AAA	260	269,316
Honolulu HI City & Cnty Ser D(14)	5.00%	7/1/2023	AAA	2,000	2,117,720
Honolulu HI City & Cnty Ser F(9)	5.00%	7/1/2029	AAA	1,000	1,050,090
Kauai Cnty HI Ser A(9)	5.00%	8/1/2028	AAA	1,000	1,051,220
Kauai Cnty HI Ser A(9)	5.00%	8/1/2029	AAA	1,000	1,050,420
Kauai Cnty HI Ser A(a)(14)	5.50%	8/1/2021	AAA	1,630	1,761,134
Maui Cnty HI(14)	5.00%	3/1/2025	AAA	1,000	1,052,460
Maui Cnty HI Ser A(14)	5.00%	3/1/2022	AAA	750	781,793

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	$1,330	$1,380,793

Total					22,735,418

Healthcare 1.51%
HI St Dept Bldg & Fin Spl Purp Rev The Queens Hlth Sys Ser B(14)	5.25%	7/1/2023	AAA	1,000	1,049,400
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA	150	151,737

Total					1,201,137

Housing 2.40%
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(8)	5.30%	7/1/2028	AAA	850	877,251
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(8)	5.45%	7/1/2017	AAA	1,000	1,030,580

Total					1,907,831

Miscellaneous 1.30%
HI St Cap Dist Kapolei St Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	497,225
HI St Cap Dist St Office COP(14)	5.50%	5/1/2020	AAA	500	534,380

Total					1,031,605

Power 4.37%
HI St Dept Bdgt & Fin Spl Purp Rev Ref Elec Co & Subsidiaries A AMT(9)	4.80%	1/1/2025	AAA	1,000	1,007,260
Puerto Rico Elec Pwr Auth Ref Rev Ser II(10)	5.125%	7/1/2026	AAA	1,330	1,415,373
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(9)	5.00%	7/1/2035	AAA	1,000	1,048,500

Total					3,471,133

Pre-Refunded 36.15%
HI St Dept Budget & Fin Spl Purp Rev Kaiser Permanente Ser A ETM	5.15%	3/1/2015	AAA	1,250	1,315,350
HI St Dept Budget & Fin Spl Purp Rev Kapiolani Hlth	6.20%	7/1/2016	BBB+	1,000	1,033,520
HI St Dept Budget & Fin Spl Purp Rev Kapiolani Hlth	6.25%	7/1/2021	BBB+	2,000	2,067,540
HI St Hwy Rev(10)	5.50%	7/1/2020	AAA	1,100	1,194,457
HI St Ser CP(9)	5.00%	10/1/2016	AAA	640	664,806

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

HI St Ser CT(10)	5.875%	9/1/2019	AAA	$1,175	$1,286,625
HI St Ser CU(14)	5.25%	10/1/2020	AAA	1,700	1,834,946
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev	5.80%	7/1/2021	AA	1,000	1,022,250
Honolulu HI City & Cnty Ser A(14)	5.00%	11/1/2015	AAA	405	417,425
Honolulu HI City & Cnty Ser A(10)	5.125%	9/1/2021	AAA	600	648,966
Honolulu HI City & Cnty Ser A(9)	5.50%	9/1/2016	AAA	1,000	1,046,286
Honolulu HI City & Cnty Ser A ETM	6.00%	1/1/2008	AA-	500	525,975
Honolulu HI City & Cnty Ser B(9)	5.00%	11/1/2016	AAA	500	520,050
Honolulu HI City & Cnty Wtr ETM(9)(16)	6.00%	12/1/2015	AAA	1,000	1,178,350
Kauai Cnty HI(9)	6.125%	8/1/2024	AAA	580	645,871
Kauai Cnty HI Pub Impt Ser B(14)	5.25%	8/1/2017	AAA	95	98,790
Kauai Cnty HI Ser A(a)(14)	5.50%	8/1/2021	AAA	865	950,946
Maui Cnty HI Ser A(14)	5.75%	6/1/2016	AAA	1,035	1,055,628
Maui Cnty HI Ser A(9)	6.10%	3/1/2020	AAA	500	556,430
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	1,250	1,450,100
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	AAA	670	733,288
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,088,690
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,117,300
Puerto Rico Comwlth Infra Fin Auth Spl Ser A ETM	5.375%	10/1/2024	AAA	300	325,116
Puerto Rico Comwlth Infra Fin Auth Spl Ser A ETM	5.50%	10/1/2032	AAA	200	217,368
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2026	AAA	1,000	1,054,700
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	500	541,690
Puerto Rico Indl Med & Envr Pollutn Ctrl St Luke Hosp Ser A(a)	6.25%	6/1/2010	AAA	950	961,068
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser B(2)	5.00%	7/1/2027	AAA	1,000	1,040,270
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.25%	7/1/2036	A-	1,465	1,594,931

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	$500	$512,785

Total					28,701,517

Transportation 10.01%
HI St Hwy Rev Ser A(10)	5.00%	7/1/2023	AAA	2,000	2,117,720
HI St Hwy Rev Ser A(10)	5.00%	7/1/2024	AAA	1,000	1,054,860
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB	20	20,440
Puerto Rico Comwlth Hwy Transn Auth Hwy Rev Ser Y(13)(14)	5.50%	7/1/2036	AAA	250	278,465
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+	3,000	3,243,420
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES(a)	6.817%	1/1/2010	AAA	1,000	1,234,600

Total					7,949,505

Water/Sewer 8.02%
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev(10)	5.25%	7/1/2031	AAA	100	105,752
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser A(9)	5.00%	7/1/2033	AAA	1,000	1,043,560
Honolulu HI City & Cnty Waste Wtr Sys Rev Ser A(9)	5.00%	7/1/2035	AAA	5,000	5,218,800

Total					6,368,112

Total Investments in Municipal Bonds 98.89% (cost $74,716,848)					78,513,673

Other Assets in Excess of Liabilities 1.11%					878,670

Net Assets 100.00%					$79,392,343

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MINNESOTA TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 97.68%

Education 17.23%
Bloomington MN Indpt Sch Dist Ser A(10)	5.125%	2/1/2024	Aaa	$1,000	$1,055,120
MN St Higher Edl Facs Auth Rev Augsburg Coll Ser 6-C	5.00%	5/1/2023	Baa2	250	256,835
MN St Higher Edl Facs Auth Rev Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	527,795
MN St Higher Edl Facs Auth Rev St John Univ Ser 6-G	4.50%	10/1/2026	A2	650	647,354
MN St Higher Edl Facs Auth Rev Univ of St Thomas Ser 4-A1	5.625%	10/1/2016	A2	250	254,730
MN St Higher Edl Facs Auth Rev Univ of St Thomas Ser 4-M	5.35%	4/1/2017	A2	250	256,402
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3	1,125	1,169,674
Pequot Lakes MN Indpt Sch Dist No 186(9)	5.25%	2/1/2022	AAA	1,550	1,658,655
Prior Lake MN Indpt Sch Dist No 719 Ser A(9)	5.25%	2/1/2023	Aaa	1,470	1,569,784
University MN Ser A	5.75%	7/1/2018	Aaa	250	292,408

Total					7,688,757

Electric Power 2.29%
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	1,000	1,020,020

General Obligation 10.31%
Elk River MN Sch Dist(14)	5.50%	2/1/2021	Aaa	500	539,105
Lake Superior MN Indpt Sch Dist No 381 Ser A(10)	5.00%	4/1/2023	Aaa	500	527,910
Medford MN Indpt Sch Dist No 763 Ser A(10)	5.50%	2/1/2031	Aaa	500	534,345
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	513,910
North St Paul Maplewood MN Indpt Sch Dist No 622	5.125%	2/1/2025	AAA	400	405,504
North St Paul Maplewood MN Indpt Sch Dist No 622 Ser A	5.125%	2/1/2020	AAA	100	101,756
Princeton MN Indpt Sch Dist No 477 Ref Sch Bldg Ser A(10)	5.00%	2/1/2024	Aaa	585	620,439
Puerto Rico Comwlth Unrefunded Pub Impt(13)(14)	5.00%	7/1/2028	AAA	175	179,769

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Ramsey Cnty MN Cap Impt Ser A	6.25%	2/1/2006	AAA	$650	$651,398
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	526,115

Total					4,600,251

Healthcare 12.00%
Bemidji MN Hlthcare Fac North Country Hlth Svcs(15)	5.00%	9/1/2024	AA	500	517,120
Breckenridge MN Rev Catholic Hlth Initiatives A	5.00%	5/1/2030	AA	500	519,625
Duluth MN Econ Dev Benedictine Hlth Sys St Marys	5.25%	2/15/2028	A-	1,000	1,035,320
Duluth MN Econ Dev Benedictine Hlth Sys St Marys	5.25%	2/15/2033	A-	1,000	1,025,160
Hastings MN Hlthcare Fac Rev Regina Med Ctr(1)	5.30%	9/15/2028	A	400	403,360
Minneapolis MN Hlthcare Sys Rev(14)	5.00%	5/15/2021	AAA	250	264,260
Rochester MN Hlthcare Fac Rev(13)(14)	5.50%	11/15/2027	AAA	500	526,475
St Paul MN Hsg & Redev Auth Franciscan Hlth Pj(7)(11)	5.30%	11/20/2022	AAA	50	52,400
Stillwater MN Hlthcare Rev Hlth Sys Oblig Grp	5.00%	6/1/2035	A-	1,000	1,012,680

Total					5,356,400

Healthcare System 0.94%
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A(14)	5.50%	11/15/2017	AAA	45	47,500
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	365	373,723

Total					421,223

Housing 11.70%
Crow Wing Cnty MN Hsg Ser A GTD(14)	4.90%	1/1/2034	Aaa	490	503,029
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT(12)	5.85%	10/1/2030	AAA	76	77,859
Fairbault MN Hsg & Redev Auth Govt Trails Edge Apts Ser A	5.25%	2/1/2028	A3	300	307,716
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South(7)(11)	6.10%	7/20/2020	Aaa	1,000	1,065,630
Minneapolis MN Multi Fam Rev Hsg East Phillips AMT(11)	5.25%	8/20/2044	Aaa	300	304,119
MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	1,115	1,135,103

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MN St Hsg Fin Agy Sing Fam Mtg Ser D AMT	5.85%	7/1/2019	AA+	$65	$65,703
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+	125	126,350
MN St Hsg Fin Agy Sing Fam Mtg Ser G AMT	6.25%	7/1/2026	AA+	30	30,642
Robbinsdale MN Hsg Dev Sr Hsg Pj Ser B(9)	5.75%	1/1/2023	Aaa	250	258,803
Scott Cnty MN Hsg & Redev Savage City Hamilton Apts Pj(2)	5.60%	2/1/2019	Aaa	80	82,578
St Paul MN Hsg & Redev Auth Multi Fam Hsg Rev Selby AMT(7)(11)	5.50%	9/20/2044	Aaa	750	765,030
St Paul MN Port Auth Hsg Burlington Apt(11)	5.35%	5/1/2031	AAA	500	500,770

Total					5,223,332

Lease 3.22%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	287,136
Rochester MN Indpt Sch Dist No 535 COP(10)	5.125%	2/1/2020	AAA	85	89,747
St Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,061,720

Total					1,438,603

Miscellaneous 4.25%
Bemidji MN Lease Rev MN St Bureau Crim Appreh(14)	5.80%	12/1/2021	Aaa	460	488,189
Douglas Cnty MN Hsg & Redev Governmental Hsg Ser A(14)	5.50%	1/1/2032	Aaa	560	607,130
MN St Retirement Sys Bldg Rev	6.00%	6/1/2030	AAA	250	274,552
St Paul MN Rec Facs Gross Rev Highland National Pj	5.00%	10/1/2025	AA	500	527,580

Total					1,897,451

Power 6.03%
Chaska MN Elec Rev Ref Generating Facs Ser A	5.00%	10/1/2030	A3	500	512,365
Puerto Rico Elec Pwr Auth Rev Ser DD(10)	4.50%	7/1/2019	AAA	95	97,012
Rochester MN Elec Util Rev(2)(16)	5.25%	12/1/2030	AAA	1,000	1,051,500

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Western MN Muni Pwr Agy(14)	5.00%	1/1/2026	Aaa	$400	$419,700
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	611,206

Total					2,691,783

Pre-Refunded 12.31%
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	277,405
Minneapolis MN Spl Sch Dist No 1 COP	5.75%	2/1/2015	AAA	100	104,907
Minneapolis MN Spl Sch Dist No 1 COP	5.75%	2/1/2017	AAA	1,120	1,174,958
MN Agric & Econ Dev Bd Rev Hlthcare Sys A(14)	5.50%	11/15/2017	AAA	175	185,344
MN St Higher Edl Facs Auth Rev Macalester College Ser 4-J	5.55%	3/1/2017	Aa3	260	266,149
Morris MN Indpt Sch Dist No 769 Bldg(14)	5.00%	2/1/2028	AAA	1,000	1,064,210
Princeton MN Indpt Sch Dist No 477(10)	5.125%	2/1/2024	Aaa	1,000	1,018,830
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	500	547,920
Puerto Rico Comwlth Pub Impt(13)(14)	5.00%	7/1/2028	AAA	325	341,650
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	500	512,785

Total					5,494,158

Transportation 12.90%
Minneapolis & St Paul MN Met Commn Arpt Rev Sub Ser A(14)	5.00%	1/1/2023	AAA	1,000	1,043,090
Minneapolis & St Paul MN Met Commn Arpt Rev Sub Ser A(2)	5.00%	1/1/2035	AAA	1,000	1,038,120
Minneapolis & St Paul MN Met Commn Arpt Rev Sub Ser C(9)	5.00%	1/1/2031	AAA	500	520,565
Minneapolis & St Paul MN Met Commn Arpt Rev Sub Ser C(9)	5.25%	1/1/2026	AAA	2,000	2,114,820
St Paul MN Port Auth Lease Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,042,370

Total					5,758,965

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Water/Sewer 4.50%
MN Pub Facs Auth Ser A	4.40%	3/1/2024	AAA	$2,000	$2,009,440

Total Investments in Municipal Bonds 97.68% (cost $42,004,906)					43,600,383

Cash and Other Assets in Excess of Liabilities 2.32%					1,034,117

Net Assets 100.00%					$44,634,500

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

MISSOURI TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 97.55%

Education 14.19%
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev(14)	5.85%	3/1/2020	Aaa	$1,000	$1,088,490
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	3,000	3,132,000
Kansas Cnty MO Met Cmnty Colleges Bldg Corp Rev Ref(9)	5.00%	7/1/2021	Aaa	1,000	1,048,340
MO St Hlth & Edl Fac Auth Ref Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,866,024
MO St Hlth & Edl Fac Auth Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,065,806
MO St Hlth & Edl Fac Auth Washington Univ Ser A	5.00%	2/15/2022	AAA	600	638,340
MO St Hlth & Edl Fac Auth Webster Univ(14)	5.25%	4/1/2021	Aaa	2,000	2,126,700
MO St Hlth & Edl Facs Auth Rev Edl Facs Washington Univ	5.00%	2/15/2033	AAA	6,995	7,261,579
Puerto Rico Comwlth Bal Pub Impt PA 1280 RIBs RITES	5.397%	7/1/2034	AA+	2,000	2,013,680
University MO Univ Rev Ref Sys Facs Ser B(13)(14)	5.00%	11/1/2027	AAA	1,500	1,558,185

Total					22,799,144

General Obligation 14.21%
Franklin Cnty MO Reorg Sch Dist No R-XV	6.00%	3/1/2020	AA+	390	427,225
Hazelwood MO Sch Dist Impt MO Direct Dep Pg	5.25%	3/1/2020	AA+	630	685,087
Marion Cnty MO Sch Dist No 060 Ref & Impt MO Direct Dep(10)	5.00%	3/1/2025	AAA	1,900	2,012,955
North Kansas City MO Sch Dist No 74 Ref & Impt MO Direct Dep	5.00%	3/1/2025	AA+	2,000	2,104,920
Puerto Rico Comwlth Pub Impt Ser A(13)(14)	5.50%	7/1/2029	AAA	1,000	1,181,270
Puerto Rico Comwlth Pub Impt Ser B(9)	5.50%	7/1/2011	AAA	3,985	4,377,762
Puerto Rico Muni Fin Agy Ser A(10)	5.75%	8/1/2012	AAA	4,500	4,910,130
St Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,525,176
St Louis Cnty MO Sch Dist No R8 Lindbergh(14)	Zero Coupon	3/1/2018	AAA	2,080	1,246,045

See Notes to Schedule of Investments.

1

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

St Louis MO Bd Ed Ref MO Direct Dep Pg(14)	5.00%	4/1/2013	AAA		$1,000	$1,085,810
University City MO Sch Dist(14)	10.00%	2/15/2008	AAA		1,175	1,278,905

Total						22,835,285

Healthcare 8.13%
Cape Girardeau Cnty MO Ind Dev Auth Hlthcare Facs Rev	5.75%	6/1/2032	A-	(b)	1,600	1,671,232
Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp Ser A(10)	5.625%	3/1/2012	AAA		2,170	2,220,214
MO St Hlth & Edl Facs Auth BJC Hlth	5.25%	5/15/2032	AA		5,000	5,229,300
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A(b)	5.375%	2/1/2035	A-		2,750	2,848,725
MO St Hlth & Edl Facs Auth PA 1049 RIBs RITES(a)(2)	7.877%	6/1/2010	AAA		855	1,094,921

Total						13,064,392

Healthcare System 1.67%
Joplin MO Indl Dev Auth Hlthfacs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,680,275

Housing 3.35%
MO St Dev Fin Bd Multi Fam Rev Quality Hill Pj Ser A(15)	5.60%	9/15/2028	AA		2,115	2,144,927
MO St Dev Fin Bd Solid Waste Disp Rev P & G Paper Pj AMT	5.20%	3/15/2029	AA-		1,000	1,097,020
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Pg A 1 AMT(12)	5.90%	9/1/2035	AAA		1,000	1,071,640
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT(12)	5.375%	9/1/2022	AAA		825	825,000
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA		835	238,017

Total						5,376,604

Lease 8.95%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Jackson R-II HS Pj(14)	5.25%	3/1/2026	AAA		1,000	1,079,160
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa		1,095	1,171,179
Grandview MO COP(9)	5.00%	1/1/2027	Aaa		1,700	1,777,435
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3		1,500	1,557,810

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(9)	5.00%	2/1/2012	Aaa	$1,090	$1,175,009
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	530	507,941
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A(14)	5.00%	12/1/2030	AAA	3,300	3,426,192
MO St Regl Convtn & Sports Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,635,183
St Francois Cnty MO COP (9)	5.00%	2/1/2025	AAA	1,000	1,059,030

Total					14,388,939

Miscellaneous 8.81%
Kansas City MO Muni Assistance Corp Leasehold Bartle(14)	5.00%	4/15/2020	AAA	1,500	1,521,135
Kansas City MO Muni Assistance Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,580,685
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,149,324
MO Dev Fin Bd Cultural Facs Nelson Gallery(14)	5.25%	12/1/2013	AAA	2,305	2,505,627
MO St Dev Fin Bd Infra Fac Rev Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,070,800
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	2,500	2,586,475
Puerto Rico Pub Bldgs Auth Rev Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB	1,000	1,134,840
St Louis MO Ind Dev Auth Rev Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,034,440
St Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A(9)	5.125%	2/15/2027	Aaa	1,500	1,573,215

Total					14,156,541

Power 2.28%
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,545,570
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(17)	5.00%	7/1/2025	AAA	2,000	2,120,940

Total					3,666,510

Pre-Refunded 19.54%
Belton MO Sch Dist No 124 MO Direct Deposit Pg(10)	6.00%	3/1/2020	AAA	1,770	1,947,566

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	$500	$545,300
Mehlville MO Sch Dist No R9 MO Cap Impt Pj COP(10)	5.25%	9/1/2013	AAA	1,000	1,096,830
MO Sch Bds Assoc Lease Partn NIXA Reorg Sch Dist R-2(15)	5.40%	3/1/2020	AA	850	902,513
MO St Bonne Terre Prison Pj Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,073,312
MO St Envr Impt & Enrg St Revolving FD-E	5.625%	7/1/2016	Aaa	630	643,488
MO St Hlth & Edl Fac Auth Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	940,925
MO St Hlth & Edl Facs Auth Rev Ser A-SSM Hlthcare(2)	5.25%	6/1/2028	AAA	5,000	5,463,650
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	3,050	3,538,244
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	1,210	1,309,293
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA	2,700	2,916,108
Springfield MO Sch Dist No R12 MO Direct Deposit Pg	5.85%	3/1/2020	AA+	500	542,430
St. Louis MO Pkg Fac Rev ETM(14)	5.375%	12/15/2021	AAA	10	10,377
St Louis MO Pub Safety(9)	5.125%	2/15/2018	AAA	270	286,162
St. Louis Cnty MO Pattonville No R-3 Sch Dist(9)	6.00%	3/1/2019	AAA	845	935,390
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(14)	5.25%	7/1/2031	AAA	2,000	2,171,320
St Louis MO Muni Fin Corp Leas Rev City Justice Ctr Ser A(2)	6.00%	2/15/2019	AAA	3,500	3,580,220
St Louis MO Muni Fin Corp Leas Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	842,110
St. Louis MO Sch Dist(9)	6.00%	4/1/2012	AAA	575	578,680
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,080,129

Total					31,404,047

Resource Recovery 1.61%
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,097,977
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	224,635

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa		$240	$242,988
St Louis MO Ind Dev Auth Anheuser-Busch Pj AMT	5.875%	11/1/2026	A+		1,005	1,026,547

Total						2,592,147

Transportation 8.94%
Bi State Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B(10)	5.00%	10/1/2032	AAA		3,500	3,640,910
Columbia MO Spl Oblig Cap Impt	5.50%	2/1/2016	AA-		330	330,488
MO St Hwy & Trans Commn St Rd Rev Ser A	5.00%	2/1/2022	AAA		1,970	2,075,218
MO St Hwy & Trans Commn St Rd Rev Ser A	5.25%	2/1/2020	AAA		1,830	1,956,545
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		500	540,570
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA(a	)	2,500	3,086,500
St. Louis MO Arpt Rev Airport Ser A(14)	5.125%	7/1/2022	AAA		2,000	2,099,840
St. Louis MO Arpt Rev Lambert Int’l Ser B AMT(9)	5.25%	7/1/2027	AAA		625	637,975

Total						14,368,046

Water/Sewer 5.87%
Metropolitan St Louis MO Swr Dist Wastewtr Sys Rev Ser A(14)	5.00%	5/1/2034	AAA		4,000	4,185,360
MO St Envr Impt & Enrg Res Auth Wtr Pollutn Ref Rev Pg A	5.00%	7/1/2014	Aaa		1,000	1,089,400
MO St Ref Wtr Pollutn Ctrl Ser B	4.00%	10/1/2007	AAA		1,000	1,013,220
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP(14)	5.125%	12/1/2027	Aaa		3,000	3,145,290

Total						9,433,270
Total Investments in Municipal Bonds 97.55% (cost $150,022,091)						156,765,200

Other Assets in Excess of Liabilities 2.45%						3,930,762

Net Assets 100.00%						$160,695,962

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW JERSEY TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 100.70%

Education 17.76%
Higher Ed Stud Assist Auth NJ Student Loan Rev Ser A AMT(14)	6.15%	6/1/2019	AAA	$635	$648,716
NJ Econ Dev Auth Rev Sch Facs Constr Ser 0	5.125%	3/1/2030	AA-	2,500	2,617,950
NJ Econ Dev Auth Rev Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	2,000	2,134,060
NJ Econ Dev Auth Rev Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,064,600
NJ St Edl Facs Auth Rev Kean Univ Ser D(9)	5.00%	7/1/2033	AAA	2,500	2,606,150
NJ St Edl Facs Auth Rev Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,633,925
NJ St Edl Facs Auth Rev Ref Rowan Univ Ser D(2)	4.50%	7/1/2030	AAA	1,100	1,106,754
NJ St Edl Facs Auth Rev Ser I Rowan(9)	5.125%	7/1/2030	AAA	2,650	2,807,834
NJ St Edl Facs Auth Rev Richard Stockton College F(2)	5.00%	7/1/2028	Aaa	2,000	2,100,180
NJ St Edl Facs Auth Rev William Paterson Ser E(17)	5.00%	7/1/2027	AAA	2,500	2,616,900
Puerto Rico Comwlth PA 1280 RIBs RITES	5.397%	7/1/2034	AA+	2,000	2,013,680
Rutgers St Univ NJ COP(2)	5.00%	1/1/2024	AAA	800	841,944
Rutgers St Univ NJ Ser A	5.20%	5/1/2027	AA	750	779,730

Total					23,972,423

General Obligation 3.32%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,200,864
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	287,540
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	446,031
Pohatcong Twp NJ Sch Dist(10)	5.25%	7/15/2026	AAA	1,335	1,532,727
Puerto Rico Comwlth Pub Impt(4)(10)	4.50%	7/1/2023	AAA	1,000	1,013,790

Total					4,480,952

Healthcare 13.91%
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A+	1,000	1,103,190

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

NJ Hlthcare Fac Fin Auth Rev Mtg Englewood Hosp(7)(14)	5.25%	8/1/2013	AAA	$1,445	$1,571,928
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	4,000	4,295,200
NJ Hlthcare Fac Fin Auth Rev Spectrum For Living Ser B(7)	6.50%	2/1/2022	AAA	735	736,970
NJ Hlthcare Facs Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	2,066,540
NJ Hlthcare Facs Fin Auth Rev Hunterdon Medical Ctr Ser A(c)	5.25%	7/1/2025	A-	600	634,206
NJ Hlthcare Facs Fin Auth Rev RWJ Hlthcare Corp Ser B(15)	5.00%	7/1/2035	AA	1,000	1,034,360
NJ Hlthcare Facs Fin Auth Rev St Clare’s Hosp Ser A(15)	4.75%	7/1/2025	AA	1,100	1,103,047
Passaic Cnty NJ Impt Auth Lease Rev Preakness Hlthcare Ctr Pj(2)	5.00%	5/1/2035	Aaa	1,500	1,559,970
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,114,350
Puerto Rico Indl Tourist Edl Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	415	463,634
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA	1,000	1,011,580
Univ Medicine & Dentistry NJ COP(14)	5.00%	6/15/2036	AAA	2,000	2,082,400

Total					18,777,375

Housing 0.08%
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT(11)	6.50%	3/1/2025	AAA	100	100,908

Industrial 5.77%
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT(9)	5.375%	5/1/2032	AAA	5,000	5,205,600
NJ Econ Dev Auth Middlesex Wtr Co Pj AMT(14)	5.35%	2/1/2038	AAA	2,500	2,583,825

Total					7,789,425

Lease 2.31%
Morris-Union Jointure Commn NJ COP(15)	5.00%	5/1/2027	AA	1,000	1,036,890
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,078,720

Total					3,115,610

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Miscellaneous 7.22%
Carteret NJ Bd Ed COP(14)	5.75%	1/15/2030	Aaa	$80	$86,899
Carteret NJ Bd Ed COP(14)	6.00%	1/15/2024	Aaa	430	473,284
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	107,608
Middlesex Cnty NJ Impt Auth Cnty Open Space Tr Fd GTD	5.25%	9/15/2022	AAA	1,910	2,067,995
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govtl Ln(14)	6.40%	12/1/2009	AAA	195	197,258
NJ Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A(14)	5.00%	7/1/2034	AAA	485	506,127
NJ Econ Dev Auth Rev Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,178,680
NJ Envr Infra Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,142,020
NJ Sports & Exposition Auth St Contract Ser A(c)(2)	5.00%	3/1/2026	AAA	1,230	1,303,296
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,293,238
Rahway NJ COP(14)	5.625%	2/15/2020	Aaa	365	394,258

Total					9,750,663

Power 5.14%
Brick Twp NJ Muni Util Auth(9)	5.00%	12/1/2025	Aaa	2,000	2,106,000
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	2,000	2,082,320
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A-	1,000	1,030,380
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(17)	5.00%	7/1/2025	AAA	1,625	1,723,264

Total					6,941,964

Pre-Refunded 26.12%
Casino Reinvestment Dev Auth NJ Parking Fee Rev Ser A(10)	5.25%	10/1/2015	AAA	100	103,350
Chathams Dist NJ Bd Ed(14)	5.00%	1/15/2019	Aaa	1,020	1,090,451
Chathams Dist NJ Bd Ed(14)	5.125%	1/15/2024	Aaa	595	639,500
Chathams Dist NJ Bd Ed(14)	5.25%	1/15/2026	Aaa	1,500	1,620,765
LaFayette Yard NJ Cmnty Dev GTD(14)	5.625%	4/1/2021	Aaa	200	219,234
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	1,000	1,160,080

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	AA-	$450	$479,403
NJ St Edl Facs Auth Rev Princeton Univ Ser B	5.125%	7/1/2019	AAA	355	375,583
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2017	AAA	700	752,885
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,753,408
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2026	AAA	2,350	2,527,542
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,755,810
NJ St Hwy Auth Garden St Pkwy Gen Rev Ref Sr Pkwy(9)	5.75%	1/1/2015	AAA	200	219,220
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,228,510
NJ St Tpk Auth Rev Ser A(14)	5.50%	1/1/2030	AAA	1,500	1,617,150
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	7,185,880
North Bergen Twp NJ Bd Ed COP(10)	6.125%	12/15/2022	Aaa	1,185	1,336,787
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,946,340
Pohatcong Twp NJ Sch Dist(10)	5.95%	7/15/2023	AAA	650	671,990
Pohatcong Twp NJ Sch Dist(10)	5.95%	7/15/2026	AAA	250	258,458
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	620	670,877
South Brunswick Twp NJ(9)	5.625%	12/1/2023	AAA	45	48,666
Summit NJ	5.70%	6/1/2020	AAA	325	349,378
Trenton NJ Pkg Auth Pkg Rev GTD(9)	6.00%	4/1/2017	Aaa	1,000	1,102,190
Washington Twp NJ Bd Ed Mercer Cnty(9)	5.00%	1/1/2027	Aaa	2,000	2,154,100

Total					35,267,557

Toll Roads 1.58%
NJ St Tpk Auth Rev Rols RR II R 323 RIBs(2)	6.359%	1/1/2035	Aaa	2,000	2,134,200

Transportation 15.14%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(10)	5.10%	1/1/2021	AAA	1,435	1,533,283
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(10)	5.20%	1/1/2025	AAA	1,700	1,814,206
Delaware River Port Auth PA & NJ Rev(9)	5.50%	1/1/2026	AAA	1,000	1,022,120

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

NJ St Tpk Auth Rev Ser C-1(2)	5.00%	1/1/2035	AAA		$1,200	$1,240,260
Port Auth NY & NJ(10)	5.00%	4/15/2032	AAA		4,725	4,954,446
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-		500	514,355
Port Auth NY & NJ Cons 119th Ser AMT(9)	5.50%	9/15/2019	AAA		150	153,360
Port Auth NY & NJ Cons 125th Ser(10)	5.00%	10/15/2027	AAA		5,000	5,273,950
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		500	540,570
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA	(a)	2,750	3,395,150

Total						20,441,700

Water/Sewer 2.35%
NJ Wtr Supply Auth Rev
Manasquan Reservoir Wtr(14)	5.00%	8/1/2031	AAA		1,810	1,909,966
North Hudson Swr Auth NJ Rev Ser C(14)	5.00%	8/1/2022	Aaa		1,025	1,070,510
Ocean Twp NJ Swr Auth Ref Ser B(9)	5.25%	12/1/2011	Aaa		170	185,365

Total						3,165,841
Total Municipal Bonds (cost $127,794,907)						135,938,618

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%

Dreyfus NJ Municipal Cash Management (cost $4,573)	5	4,573

Total Investments in Securities 100.70% (cost $127,799,480)		135,943,191

Liabilities in Excess of Other Assets (0.70%)		(943,259)

Net Assets 100.00%		$134,999,932

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW YORK TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 99.96%

Education 10.21%
Albany Cnty NY Indl Dev Agy Albany College of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$743,505
Erie Cnty NY Indl Dev Agy City Sch Dist Buffalo Pj(10)	5.75%	5/1/2026	AAA	1,000	1,128,060
Hempstead Town NY Ind Dev Agy Civic Fac Rev Hofstra Univ Pj(14)	5.80%	7/1/2015	AAA	750	774,000
NY New York City Indl Dev Agy NY Institute of Tech(14)	5.25%	3/1/2023	AAA	100	107,900
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,667,958
NY St Dorm Auth Rev 4201 Schools Pg	6.25%	7/1/2020	AA-	1,685	1,879,938
NY St Dorm Auth Rev Colgate Univ(14)	6.00%	7/1/2016	AAA	1,000	1,168,090
NY St Dorm Auth Rev New York Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,297,940
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2024	AA	1,000	1,092,230
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2028	AA	2,000	2,181,700
NY St Dorm Auth Rev Sp Act Sch Dist Pj(14)	6.00%	7/1/2016	AAA	1,400	1,429,946
NY St Dorm Auth Revs New York Univ A(9)	5.00%	7/1/2034	AAA	3,125	3,265,625
NY St Dorm Auth Revs Non St Supported Debt Insd McQuade Fndtn(2)	4.25%	7/1/2020	AAA	250	250,388
NY St Dorm Auth Revs Unrefunded Bal City Univ 2nd B	5.375%	7/1/2007	AA-	3,915	4,023,445
NY St Dorm Auth St Personal Income Tax Rev Ed Ser F	5.00%	3/15/2035	AA	500	518,620
Rensselaer Cnty NY Indl Dev Polytech Inst Ser B(2)(16)	5.50%	8/1/2022	AAA	200	213,138
Schenectady NY Indl Dev Agy Civic Fac Rev Union College(2)	5.625%	7/1/2031	Aaa	1,500	1,654,140
St Lawrence Cnty NY Indl Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	259,407

Total					24,656,030

General Obligation 10.95%
Erie Cnty NY Indl Dev Agy Sch Fac Rev City of Buffalo Pj(10)	5.75%	5/1/2023	AAA	1,250	1,376,925

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

New York NY Ref Ser B	5.75%	8/1/2016	A+	$1,000	$1,102,660
New York NY Ser E	5.25%	8/1/2014	A+	1,000	1,079,580
New York NY Ser G	5.00%	8/1/2023	A+	5,000	5,237,650
New York NY Ser J	5.50%	6/1/2022	A+	5,095	5,519,362
New York NY Sub Ser C-1	5.25%	8/15/2026	A+	2,500	2,663,750
New York NY Unrefunded Bal C(10)	5.75%	3/15/2027	AAA	1,560	1,717,357
New York NY Unrefunded Bal Ser A(9)(16)	6.00%	5/15/2030	AAA	900	998,352
New York NY Unrefunded Bal Ser C	5.625%	3/15/2020	A+	155	168,955
New York NY Unrefunded Bal Ser G	5.875%	8/1/2019	A+	510	566,947
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB	2,000	2,174,040
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2033	BBB	500	501,545
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	1,500	1,576,680
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,090	1,131,627
Puerto Rico Comwlth Unrefunded Pub Impt(13)(14)	5.00%	7/1/2028	AAA	605	621,486

Total					26,436,916

Healthcare 4.28%
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj(15)	5.625%	7/1/2024	AA	1,750	1,902,670
NY New York City Indl Dev Agy Rev Harbor House Pj A(11)	5.875%	5/20/2044	AA+	610	685,457
NY St Dorm Auth Rev Insd NY St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	1,020,001
NY St Dorm Auth Rev Mental Hlth Svc Fac(13)(14)	6.00%	8/15/2012	AAA	1,460	1,653,450
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.40%	2/1/2031	AAA	300	319,614
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.50%	8/1/2030	AAA	1,000	1,073,020
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.50%	8/1/2038	AAA	1,000	1,069,560
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,115,370
NY St Dorm Auth Revs Non St Suptd Debt Rochester Gen Hosp(15)	5.00%	12/1/2035	AA	1,400	1,457,666

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(14)	6.00%	2/15/2025	AAA	$15	$16,328
NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(14)	6.00%	2/15/2030	AAA	15	16,298

Total					10,329,434

Housing 4.36%
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,545,030
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A-1(13)(14)	4.50%	11/1/2027	AAA	1,345	1,352,048
NY New York City Hsg Dev Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	3,222,211
NY New York City Hsg Dev Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,059,500
NY St Dorm Auth Revs Insd Jewish Bd Fam & Children(2)	5.00%	7/1/2023	AAA	500	526,130
NY St Dorm Auth Revs Ref Dept of Hlth	5.00%	7/1/2023	AA-	400	417,424
NY St Dorm Auth Revs Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,078,020
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	72,335
NY St Mtg Agy Rev Hmownr Mtg Ser 111 AMT(14)	4.55%	4/1/2023	AAA	250	248,212

Total					10,520,910

Industrial 1.21%
Broome Cnty NY Indl Dev Agy Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	508,665
NY Indl Dev Agy Pkg Royal Charter Properties Inc(10)	5.75%	12/15/2029	AAA	1,000	1,109,800
NY New York City Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	1,250	1,314,400

Total					2,932,865

Lease 2.00%
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,831,181

Miscellaneous 8.77%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	771,383
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,024,980

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

New York City Transn Fin Auth Rev Ser A	5.00%	11/15/2026	AAA	$730	$762,689
New York Convention Ctr Dev Corp NY Rev Hotel Unit Fee Secd(2)	5.00%	11/15/2035	AAA	15,000	15,737,400
NY New York City Tr Cultr Res Rev Museum of American Art(1)	6.00%	7/1/2022	A	500	541,260
Puerto Rico Pub Bldgs Auth Rev Govt Fac Ser G GTD	5.00%	7/1/2026	BBB	2,000	2,051,200
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB	265	274,567

Total					21,163,479

Multi Family Revenue Bonds 0.01%
NY St Dorm Auth Revs Unrefunded 05 Mental D(13)(14)	6.00%	8/15/2021	AAA	20	20,931

Power 4.87%
NY St Enrg Res & Dev Auth Gas Fac Rev Bklyn Ser B RIBs AMT	10.375%	7/1/2026	A+	4,000	4,287,120
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,561,740
Puerto Rico Elec Pwr Auth Ref Ser PP(9)	5.00%	7/1/2025	AAA	2,000	2,117,640
Puerto Rico Elec Pwr Auth Ref Rev Ser II	5.25%	7/1/2031	A-	3,625	3,784,500

Total					11,751,000

Pre-Refunded 32.08%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A(9)	6.375%	12/1/2017	AAA	650	727,610
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev(9)	5.75%	7/1/2021	AAA	500	515,930
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev(10)	6.00%	7/1/2029	AAA	500	548,605
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(9)	6.00%	7/1/2016	AAA	2,000	2,131,460
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(9)	6.00%	7/1/2021	AAA	5,000	5,165,300
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(9)	6.10%	7/1/2026	AAA	2,000	2,067,080
Metropolitan Transn Auth NY Dedicated Tax Fd Ser A(9)	4.75%	4/1/2028	AAA	2,500	2,698,025

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Metropolitan Transn Auth NY Transn Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA		$1,000	$1,132,660
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa		2,000	2,320,160
New York City Transn Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA		5	5,393
New York City Transn Fin Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA		550	593,225
New York City Transn Fin Auth Fut Tax Secd C	5.50%	5/1/2025	AAA		445	479,973
New York City Transn Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA		200	220,010
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA		950	1,059,943
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA		2,000	2,231,460
New York NY C(10)	5.75%	3/15/2027	AAA		3,440	3,865,459
New York NY Ser C	5.625%	3/15/2020	A+		845	941,186
New York NY Ser G	5.875%	8/1/2019	A+		240	271,694
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Unrefunded Bal Ser B	6.00%	6/15/2033	AA+		1,470	1,630,686
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	5.25%	6/15/2029	AA+		1,500	1,557,360
NY New York City Muni Wtr Fin Wtr & Sew Sys Rev Ser B	6.00%	6/15/2033	AA+		3,360	3,750,802
NY New York City Transn Fin Auth Rev 2005 Fut Tax C	5.00%	5/1/2029	AAA	(a)	595	632,473
NY New York Ser E ETM(17)	6.50%	2/15/2006	AAA		435	436,540
NY St Dorm Auth Lease Rev Court Facs Ser A	5.50%	5/15/2020	A+		1,180	1,319,747
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-		3,500	3,910,620
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-		1,250	1,406,788
NY St Dorm Auth Rev City Univ Sys Cons 4th Gen A	5.50%	7/1/2023	AA-		1,215	1,337,302
NY St Dorm Auth Rev Pace Univ (14)	6.00%	7/1/2029	AAA		1,610	1,798,885
NY St Dorm Auth Rev St Univ Adl Facs Ser B(10)	5.75%	5/15/2017	AAA		395	436,736

See Notes to Schedule of Investments.

5

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

NY St Dorm Auth Rev Upstate Cmnty Colleges Ser A(10)	6.00%	7/1/2015	AAA	$300	$335,196
NY St Dorm Auth Revs Mental D(13)(14)	6.00%	8/15/2021	AAA	980	1,028,598
NY St Dorm Auth Revs Mental Hlth Svcs B(14)	6.00%	2/15/2025	AAA	100	110,135
NY St Dorm Auth Revs Mental Hlth Svcs B(14)	6.00%	2/15/2030	AAA	100	110,135
NY St Dorm Auth Revs St Univ Edl Facs	5.50%	5/15/2026	AA-	75	77,086
NY St Dorm Auth Revs Suptd Debt Mental Hlth Svcs(14)	6.00%	2/15/2025	AAA	885	974,695
NY St Dorm Auth Revs Suptd Debt Mental Hlth Svcs B(14)	6.00%	2/15/2030	AAA	885	974,695
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA	80	86,977
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	500	561,095
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(14)	5.875%	7/1/2035	AAA	485	539,393
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(14)	5.875%	7/1/2035	AAA	265	294,720
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,267,020
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	6,000	6,532,140
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,000	1,095,840
Puerto Rico Comwlth Hwy Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	BBB+	1,000	1,025,240
Puerto Rico Comwlth Pub Impt(14)	5.00%	7/1/2024	AAA	1,000	1,051,230
Puerto Rico Comwlth Pub Impt(13)(14)	5.00%	7/1/2028	AAA	1,130	1,187,890
Puerto Rico Comwlth Pub Impt	5.375%	7/1/2025	BBB	1,640	1,689,036
Puerto Rico Comwlth Pub Impt(14)	5.75%	7/1/2026	AAA	3,000	3,275,520
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	607,425
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.25%	7/1/2027	A-	735	800,187
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,099,340
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,170,340

See Notes to Schedule of Investments.

6

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa		$2,500	$2,563,925
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+		115	126,709
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+		1,500	1,660,470

Total						77,438,149

Special Tax 0.56%
NY New York City Transn Fin Auth Rev Unrefunded Bal 2005 Fut B	5.00%	5/1/2029	AAA	(a)	1,310	1,351,042

Transportation 17.67%
Metropolitan Transn Auth NY Rev Transn Ser F	5.00%	11/15/2030	A		3,000	3,118,230
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	BBB+		2,000	2,121,460
NY New York City Transn Auth RIBs(2)	7.94%	1/1/2030	Aaa		5,000	6,027,000
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B(14)	5.50%	4/1/2019	AAA		690	739,135
NY St Twy Auth Gen Rev Ser F(2)	5.00%	1/1/2030	AAA		1,000	1,049,450
NY St Twy Auth Gen Rev Ser G(10)	5.00%	1/1/2032	AAA		10,000	10,500,900
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-		7,500	8,961,525
Port Auth NY & NJ Cons 106th Ser AMT	6.00%	7/1/2015	AA-		350	357,693
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA	(a)	2,000	2,469,200
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infra	5.00%	7/1/2028	BBB		1,000	1,014,030
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		3,500	3,783,990
Triborough Brdg & Tunl Auth NY Gen Purp Ser A	5.25%	1/1/2020	Aa2		2,335	2,499,337

Total						42,641,950

Water/Sewer 2.99%
Niagara Falls NY Pub Wtr Auth Wtr & Swr Sys Rev(17)	5.50%	7/15/2034	AAA		1,000	1,106,170
NY New York City Muni Wtr Fin	5.50%	6/15/2033	AA+		3,585	3,859,253
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA		1,420	1,534,693

See Notes to Schedule of Investments.

7

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Upper Mohawk NY Regl Wtr Fin Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	$650	$710,567

Total					7,210,683
Total Municipal Bonds (cost $227,981,022)					241,284,570

	Shares
	(000)
SHORT-TERM INVESTMENT 0.12%

Money Market Mutual Fund 0.12%

Dreyfus New York Municipal Cash Management (cost $300,054)	300	300,054

Total Investments in Securities 100.08% (cost $228,281,076)		241,584,624

Liabilities in Excess of Cash and Other Assets (0.08%)		(192,878)

Net Assets 100.00%		$241,391,746

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

TEXAS TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 96.64%

Education 9.48%
Fort Bend TX Indpt Sch Dist Ref Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$536,090
Houston TX Higher Ed Fin Corp Rice Univ	5.375%	11/15/2029	AAA	1,000	1,065,040
Lake Worth TX Indpt Sch Dist Sch Bldg Ser A(2)	5.25%	2/15/2031	AAA	1,020	1,085,239
Raven Hills TX Higher Ed Corp Cardinal Vlg LLC Lamar Univ(14)	5.50%	8/1/2028	Aaa	1,000	1,087,600
Rockwall TX Indpt Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,122,800
Univ TX Univ Revs Fing Sys Ser B	5.00%	8/15/2033	AAA	1,400	1,450,106

Total					7,346,875

General Obligation 25.56%
Aledo TX Indpt Sch Dist Sch Bldg Ser A PSF GTD	5.125%	2/15/2033	AAA	1,000	1,047,010
Argyle TX Indpt Sch Dist Ref(10)	5.25%	8/15/2040	AAA	1,000	1,063,280
Blanco TX COP(17)	5.50%	8/15/2027	AAA	665	722,815
Comal TX Indpt Sch Dist Ref Ser A PSF GTD	5.00%	2/1/2028	Aaa	1,000	1,037,330
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	263,600
Dallas TX Indpt Sch Dist Ref PSF GTD	5.00%	2/15/2021	AAA	300	314,949
El Paso Cnty TX Hosp Dist Ctfs Oblig(2)	5.00%	8/15/2030	AAA	1,000	1,036,250
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	1,000	1,059,590
Pflugerville TX Indpt Sch Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,044,150
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	745	759,796
Puerto Rico Comwlth Ser 8 RIBs(14)	7.69%	7/1/2026	Aaa	500	591,840
Puerto Rico Muni Fin Agy Ser A	5.25%	8/1/2025	BBB	1,000	1,056,980
Snyder TX Indpt Sch Dist Sch Bldg(2)	5.25%	2/15/2030	AAA	500	532,755
Socorro TX Indpt Sch Dist Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	35	35,975
TX St Ser B RIBs	9.226%	9/30/2011	Aa1	5,500	6,851,240
TX St Transn Cmnty Mobility Fd Ser A	4.75%	4/1/2035	Aa1	800	805,304

See Notes to Schedule of Investments.

1

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA		$1,000	$1,052,280
Webster TX Bal Cfts Oblig Ser A(10)	6.00%	3/1/2017	AAA	(a)	500	546,915

Total						19,822,059

Healthcare 1.31%
Puerto Rico Indl Tourist Edl Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA		910	1,016,643

Industrial 13.85%
Cass Cnty TX Ind Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB		1,000	1,052,480
Orange Cnty TX Nav & Port Dist Ind Dev Rev North Star Steel Pj	6.375%	2/1/2017	A+		2,400	2,453,736
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+		5,500	7,231,895

Total						10,738,111

Lease 1.37%
Harris Cnty Houston TX Sports Auth Rev Sr Lien Ser G(14)	5.25%	11/15/2021	AAA		1,000	1,064,680

Pre-Refunded 34.28%
Azle TX Indpt Sch Dist Ser A PSF GTD	6.00%	2/15/2022	Aaa		250	250,735
Fort Bend Cnty TX Muni Util Dist No 25(14)	6.00%	10/1/2028	AAA		2,170	2,268,106
Gregory Portland TX Indpt Sch Dist PSF GTD	5.50%	8/15/2020	AAA		1,075	1,167,214
Harris Cnty TX Hlth Fac Dev St Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AA-		1,000	1,088,360
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A		1,750	1,999,130
Katy TX Indpt Sch Dist Ltd Tax PSF GTD	6.125%	2/15/2032	AAA		1,000	1,080,680
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA		1,000	1,061,710
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa		500	580,040
Pearland TX Indpt Sch Dist Bd Ser A PSF GTD	5.875%	2/15/2019	AAA		1,000	1,108,250
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA		1,500	1,577,085
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA		380	411,183

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value

Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+		$1,980	$2,203,542
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA		1,000	1,112,900
San Antonio TX Indpt Sch Dist PSF GTD	5.50%	8/15/2024	AAA		1,000	1,070,760
San Antonio TX Indpt Sch Dist PSF GTD	5.75%	8/15/2015	AAA		1,000	1,079,190
Socorro TX Indpt Sch Dist PSF GTD	6.00%	2/15/2015	AAA		885	910,824
University TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA		3,030	3,231,646
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4(9)	6.00%	8/1/2026	AAA		3,025	3,345,922
Webster TX Ctfs Oblig Ser A(10)	6.00%	3/1/2017	AAA	(a)	940	1,032,393

Total						26,579,670

Resource Recovery 2.07%
Gulf Coast Waste Disp Auth TX Swr & Solid Waste Disp Rev AMT	5.90%	4/1/2036	A+		1,500	1,607,115

Transportation 3.71%
Dallas Fort Worth TX Intl Arpt Impt Jt Ser B AMT(10)	5.00%	11/1/2035	AAA		1,000	1,012,410
Houston TX Arpt Sys Rev Sub Lien Ser B(10)	5.50%	7/1/2030	AAA		1,000	1,068,700
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3		750	795,547

Total						2,876,657

Water/Sewer 5.01%
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT(14)	5.00%	2/15/2028	AAA		1,000	1,006,750
Dallas TX Wtr Wks & Swr Sys Rev Ref	5.00%	10/1/2012	AA+		750	789,067
El Paso TX Wtr & Swr Rev Ref & Impt Ser A(10)	5.25%	3/1/2027	AAA		1,000	1,053,050
San Antonio TX Wtr Rev Ref Sys(10)	5.00%	5/15/2028	AAA		1,000	1,033,480

Total						3,882,347
Total Municipal Bonds (cost $68,842,425)						74,934,157

See Notes to Schedule of Investments.

3

			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value

SHORT-TERM INVESTMENT 1.56%

Money Market Mutual Fund 1.56%
Dreyfus Municipal Cash Management Plus (cost $1,210,610)				1,211	$1,210,610

Total Investments in Securities 98.20% (cost $70,053,035)					76,144,767

Cash and Other Assets in Excess of Liabilities 1.80%					1,398,914

Net Assets 100.00%					$77,543,681

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

WASHINGTON TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

MUNICIPAL BONDS 99.04%

Education 15.10%
Central WA Univ Sys Rev(9)	5.00%	5/1/2034	Aaa	$1,000	$1,037,140
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,061,510
Univ WA Ed Resh Rev Roosevelt Pj(13)(14)	5.375%	6/1/2029	AAA	1,100	1,156,969
WA St Higher Ed Fac Auth Rev Gonzaga Univ Pj(14)	4.75%	4/1/2022	AAA	1,000	1,010,510
WA St Higher Ed Fac Gonzaga Univ Pj(14)	5.125%	4/1/2034	AAA	2,080	2,181,670
Western WA Univ Rev Unrefunded Bal Student Rec Fee(14)	5.00%	5/1/2033	AAA	630	648,522

Total					7,096,321

General Obligation 18.64%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,524,456
King Cnty WA Pub Transn Sales Tax(14)	5.375%	6/1/2029	AAA	1,000	1,081,720
King Cnty WA Sch Dist No 405 Bellevue(9)	5.00%	12/1/2020	AAA	2,000	2,109,680
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	320,227
King Cnty WA Ser B(14)	5.00%	1/1/2030	AAA	1,000	1,020,660
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	797,265
Puerto Rico Pub Fin Corp Comwlth App Ser A(2)	5.125%	6/1/2024	AAA	750	840,923
Skagit Cnty WA Pub Hosp Dist No 002(14)	5.25%	12/1/2026	Aaa	1,000	1,063,540

Total					8,758,471

Healthcare 4.03%
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,114,350
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa3	750	780,165

Total					1,894,515

Housing 1.62%
Skagit Cnty WA Hsg Auth Low Income Hsg Assist Rev Mtg Ln(11)	7.00%	6/20/2035	AAA	735	758,748

Lease 2.20%
WA St Econ Dev Fin Auth Lease Rev Biomed Resh Pptys II(14)	5.00%	6/1/2034	AAA	1,000	1,034,710

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Miscellaneous 5.90%
Bellevue WA Convtn Ctr Auth Spl Oblig Rev(14)	Zero Coupon	2/1/2024	AAA	$1,400	$598,290
Puerto Rico Pub Bldg Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	1,000	1,053,950
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax(14)	5.75%	12/1/2028	AAA	1,000	1,121,890

Total					2,774,130

Power 12.76%
Chelan Cnty WA Pub Util Dist No 1 Cons Rev Ser A AMT(14)	6.40%	7/1/2017	AAA	1,000	1,058,000
Clark Cnty WA Pub Util Dist No 1 Rev(10)	5.125%	1/1/2020	AAA	400	418,880
Douglas Cnty WA Pub Util Dist No 1 Wells Hydro	8.75%	9/1/2018	AA	350	382,627
Douglas Cnty WA Pub Util Dist No 1 Wells Hydro 2 Tier Ser B(2)	8.75%	9/1/2006	AAA	485	501,868
Energy Northwest WA Elec Rev Ref Pj 3 Ser A	5.00%	7/1/2014	Aaa	1,000	1,078,840
Grant Cnty WA Pub Util Dist No 2 Elec Rev Ser H(10)	5.00%	1/1/2022	AAA	1,000	1,012,410
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,545,570

Total					5,998,195

Pre-Refunded 19.14%
Douglas Cnty WA Pub Util Dist No 1 Wells Hydro	8.75%	9/1/2018	AA	150	164,088
King Cnty WA Sch Dist No 414 Lake Washington(4)(10)	5.50%	12/1/2019	AAA	1,000	1,090,810
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	1,000	1,160,080
Ocean Shores WA Wtr & Swr(10)	5.50%	12/1/2021	Aaa	1,000	1,096,660
Port Seattle WA Spl Fac Rev Ser C AMT(14)	6.00%	9/1/2029	AAA	915	1,009,135
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,112,900
Univ WA Univ Revs Student Facs Fee(10)	5.50%	6/1/2019	AAA	810	885,314

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	$1,255	$1,368,967
Vancouver WA Wtr & Swr Rev(9)	6.00%	6/1/2020	AAA	1,000	1,084,580
Western WA Univ Rev Student Rec Fee(14)	5.00%	5/1/2033	AAA	20	21,616

Total					8,994,150

Transportation 17.21%
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor(9)	5.25%	2/1/2021	AAA	1,750	1,957,882
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3	400	405,528
Port Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT(14)	6.00%	9/1/2029	AAA	1,085	1,176,021
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA	2,000	2,125,580
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser K	5.00%	7/1/2045	BBB+	1,500	1,497,420
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES(a)	6.817%	1/1/2010	AAA	750	925,950

Total					8,088,381

Water/Sewer 2.44%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA	1,100	1,145,496

Total Municipal Bonds (cost $43,487,110)					46,543,117

	Shares
	(000)
SHORT-TERM INVESTMENT 0.01%

Money Market Mutual Fund 0.01%
Dreyfus Municipal Cash Management Plus cost $4,925)	5	4,925

Total Investments in Securities 99.05% (cost $43,492,035)		46,548,042

Other Assets in Excess of Liabilities 0.95%		446,872

Net Assets 100.00%		$46,994,914

See Notes to Schedule of Investments.

3

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable Rate Security. The interest rate represents the rate at December 31, 2005.
AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2005.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certified Bond Insurance
(4)	Custodian Receipt
(5)	Department of Veterans Affairs
(6)	Federal Home Loan Mortgage Corporation
(7)	Federal Housing Administration
(8)	Federal National Mortgage Association
(9)	Financial Guaranty Insurance Company
(10)	Financial Security Assurance, Inc.
(11)	Government National Mortgage Association
(12)	Government National Mortgage Association/Federal National Mortgage Association
(13)	Insurance Bond Certificate
(14)	Municipal Bond Investors Assurance Corporation
(15)	Radian Asset Assurance Inc.
(16)	Temporary Custodial Receipts
(17)	XL Capital Assurance Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett National Tax-Free Income Fund (“National”), Lord Abbett California Tax-Free Income Fund (“California”), Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”), Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”), Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”), Lord Abbett Missouri Tax-Free Income Fund (“Missouri”), Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”), Lord Abbett New York Tax-Free Income Fund (“New York”), Lord Abbett Texas Tax-Free Income Fund (“Texas”) and Lord Abbett Washington Tax-Free Income Fund (“Washington”).  Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at prices supplied by independent pricing services approved by the Board of Directors. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of December 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$541,637,899	$32,466,240	$(54,575)	$32,411,665
California	167,163,921	8,861,066	(41,555)	8,819,511
Connecticut	83,528,309	5,074,332	(16,278)	5,058,054
Hawaii	74,698,223	3,893,862	(78,412)	3,815,450
Minnesota	42,000,202	1,635,626	(35,445)	1,600,181
Missouri	150,047,024	6,926,966	(208,790)	6,718,176
New Jersey	127,754,724	8,287,735	(99,268)	8,188,467
New York	228,259,177	13,377,626	(52,179)	13,325,447
Texas	70,036,834	6,119,989	(12,056)	6,107,933
Washington	43,469,597	3,120,832	(42,387)	3,078,445

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of certain securities.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”).  A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”).  Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security.  When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:          Controls and Procedures.

(a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                           Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Municipal Income Fund, Inc.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Lord Abbett Municipal Income Fund, Inc.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2006